Putnam Fixed Income Absolute Return Fund
The fund's portfolio
7/31/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (52.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.9%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$92,079	$105,244
5.00%, with due dates from 5/20/49 to 3/20/50	256,758	283,331
4.00%, TBA, 8/1/51	3,000,000	3,171,201
4.00%, 1/20/50	36,018	39,586
3.50%, with due dates from 9/20/49 to 11/20/49	266,595	289,157

		3,888,519
U.S. Government Agency Mortgage Obligations (51.5%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	114,227	126,102
4.50%, 5/1/49	36,937	40,251
Uniform Mortgage-Backed Securities
4.50%, TBA, 8/1/51	3,000,000	3,234,258
4.00%, TBA, 9/1/51	13,000,000	13,895,781
4.00%, TBA, 8/1/51	53,000,000	56,620,971
3.50%, TBA, 9/1/51	40,000,000	42,303,152
3.50%, TBA, 8/1/51	40,000,000	42,389,088
3.00%, TBA, 9/1/51	11,000,000	11,507,455
3.00%, TBA, 8/1/51	6,000,000	6,289,216
2.50%, TBA, 9/1/51	10,000,000	10,394,921
2.50%, TBA, 8/1/51	41,000,000	42,712,070
2.00%, TBA, 8/1/51	9,000,000	9,178,752

		238,692,017

Total U.S. government and agency mortgage obligations (cost $241,652,265)		$242,580,536

MORTGAGE-BACKED SECURITIES (42.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (18.8%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 24.079%, 5/15/35	$46,484	$76,699
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.455%, 11/15/35	104,790	186,526
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.708%, 6/15/34	115,590	141,020
REMICs IFB Ser. 5023, Class TS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.161%, 10/25/50	8,640,706	1,553,599
REMICs IFB Ser. 4727, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.107%, 11/15/47	6,641,114	1,292,545
REMICs IFB Ser. 4698, Class NS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.057%, 6/15/47	9,203,960	2,186,913
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 5.907%, 5/15/41	1,700,276	1,831,585
REMICs Ser. 4813, IO, 5.50%, 8/15/48	2,691,499	573,639
REMICs Ser. 5117, Class CI, IO, 5.00%, 6/25/51	14,172,377	2,675,036
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	13,277,084	1,897,938
REMICs Ser. 4964, Class IA, IO, 4.50%, 3/25/50	7,069,432	1,402,717
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	12,924,491	2,004,662
REMICs Ser. 4982, Class DI, IO, 4.00%, 6/25/50	11,141,398	1,541,416
REMICs Ser. 4601, Class IC, IO, 4.00%, 12/15/45	1,492,854	151,081
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,796,226	240,770
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	904,118	46,822
REMICs Ser. 5065, Class DI, IO, 3.50%, 1/25/51	8,799,091	1,281,087
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	1,257,808	133,771
REMICs Ser. 4136, Class IW, IO, 3.50%, 10/15/42	2,824,888	289,537
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	3,228,782	322,878
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	1,887,679	142,746
REMICs Ser. 4182, Class PI, IO, 3.00%, 12/15/41	2,934,051	105,550
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	1,585,043	99,215
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.443%, 11/15/28(WAC)	100,501	1,387
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.281%, 10/25/43(WAC)	460,125	4,601
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	722,030	5,415
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	2,959,988	2,761,509
Federal National Mortgage Association
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 27.054%, 5/25/35	28,778	40,985
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.873%, 6/25/37	73,905	130,073
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.722%, 5/25/40	450,287	549,350
REMICs IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.511%, 1/25/44	4,068,601	895,058
REMICs IFB Ser. 20-70, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.161%, 10/25/50	12,747,545	2,291,116
REMICs IFB Ser. 15-19, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.111%, 4/25/45	5,702,408	964,112
REMICs IFB Ser. 18-95, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.061%, 1/25/49	3,884,040	663,782
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.061%, 1/25/48	4,358,485	858,991
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.011%, 12/25/48	2,144,847	199,069
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.011%, 2/25/47	13,504,640	2,758,188
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.011%, 11/25/46	2,835,213	579,273
REMICs IFB Ser. 16-60, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.011%, 9/25/46	5,701,139	1,176,255
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.011%, 9/25/46	4,413,300	857,321
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	2,273,140	485,179
REMICs IFB Ser. 20-16, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.961%, 3/25/50	6,722,916	1,124,552
REMICs IFB Ser. 19-66, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.911%, 11/25/49	4,598,910	675,863
REMICs IFB Ser. 16-88, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.911%, 12/25/46	4,434,477	872,173
REMICs IFB Ser. 11-53, Class ST, IO, ((-1 x 1 Month US LIBOR) + 5.92%), 5.831%, 6/25/41	7,328,184	1,339,665
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.75%), 5.661%, 10/25/47	14,664,742	2,731,876
REMICs Ser. 18-58, Class IO, IO, 5.50%, 8/25/48	2,747,051	533,630
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	4,442,761	810,271
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	194,717	32,328
REMICs Ser. 17-75, Class NI, IO, 5.00%, 11/25/46	5,744,135	944,393
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	12,961,324	2,190,464
REMICs Ser. 21-17, Class KI, IO, 4.50%, 4/25/51	17,781,216	1,952,378
REMICs Ser. 18-77, Class BI, IO, 4.50%, 10/25/48	7,250,525	1,111,574
REMICs Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	3,319,997	435,086
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	3,308,413	606,548
REMICs Ser. 20-47, Class ID, IO, 4.00%, 7/25/50	16,656,026	2,066,696
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	1,168,781	148,434
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	2,002,705	62,712
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	1,399,477	90,966
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	1,079,397	58,577
REMICs Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	1,991,858	257,643
REMICs Ser. 21-44, Class NI, IO, 3.00%, 7/25/51	7,946,606	1,394,108
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	2,431,741	222,480
REMICs Ser. 6, Class BI, IO, 3.00%, 12/25/42	2,191,193	122,928
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	786,289	38,577
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	1,456,028	30,500
REMICs Trust Ser. 98-W5, Class X, IO, 0.469%, 7/25/28(WAC)	200,086	5,762
REMICs Trust Ser. 98-W2, Class X, IO, 0.462%, 6/25/28(WAC)	653,262	21,231
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	20,494	18,649
Government National Mortgage Association
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 6.589%, 1/16/40	3,717,116	567,575
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.216%, 8/20/50	5,770,385	1,190,142
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.166%, 7/20/48	4,118,279	659,659
IFB Ser. 19-121, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 8/20/49	4,158,877	623,711
IFB Ser. 16-121, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 9/20/46	3,749,097	714,091
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 10/20/45	2,624,938	510,440
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.009%, 7/16/43	680,003	109,202
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 2/20/50	542,081	66,049
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 8/20/49	229,411	32,851
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 6/20/49	290,474	37,390
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.966%, 2/20/41	994,329	188,161
IFB Ser. 10-116, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.816%, 9/20/40	2,889,003	523,113
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	1,068,627	156,543
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	1,360,261	253,037
Ser. 15-69, IO, 5.00%, 5/20/45	2,557,980	456,932
Ser. 14-146, Class EI, IO, 5.00%, 10/20/44	4,045,694	719,850
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	1,649,288	270,978
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	2,269,623	459,573
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,784,529	316,754
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	9,393	742
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	362,098	63,119
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	2,247,741	390,935
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	7,153,433	1,280,894
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	5,028,436	896,671
IFB Ser. 11-70, Class WI, IO, ((-1 x 1 Month US LIBOR) + 4.85%), 4.766%, 12/20/40	5,320,228	714,719
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	4,166,045	620,657
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	2,636,108	421,611
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,746,558	177,974
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	3,101,850	590,437
Ser. 12-129, IO, 4.50%, 11/16/42	1,748,782	309,377
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,351,335	207,835
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,225,198	228,332
Ser. 15-94, IO, 4.00%, 7/20/45	86,966	15,219
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	308,843	25,072
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42	1,743,692	244,117
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	470,930	66,765
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	2,518,061	128,464
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	8,472,654	912,018
Ser. 17-174, Class MI, IO, 3.50%, 11/20/47	849,133	55,693
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	651,121	24,974
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	2,948,149	383,259
Ser. 13-76, IO, 3.50%, 5/20/43	925,643	101,386
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	1,107,241	83,563
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	1,100,042	43,257
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	559,760	50,311
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	1,983,353	144,428
Ser. 183, Class AI, IO, 3.50%, 10/20/39	1,076,641	22,991
Ser. 20-138, Class AI, IO, 3.00%, 9/20/50	6,371,098	907,810
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	570,663	14,267
Ser. 16-H13, Class IK, IO, 2.64%, 6/20/66(WAC)	11,737,199	1,232,406
Ser. 17-H03, Class DI, IO, 2.516%, 12/20/66(WAC)	3,587,589	299,339
Ser. 20-173, Class MI, IO, 2.50%, 11/20/50	12,797,509	1,495,773
Ser. 17-H02, Class BI, IO, 2.436%, 1/20/67(WAC)	2,431,043	184,633
Ser. 18-H05, Class AI, IO, 2.389%, 2/20/68(WAC)	9,563,883	872,704
Ser. 18-H02, Class EI, IO, 2.379%, 1/20/68(WAC)	5,690,299	515,683
Ser. 16-H22, Class AI, IO, 2.359%, 10/20/66(WAC)	5,119,001	399,190
Ser. 17-H06, Class BI, IO, 2.355%, 2/20/67(WAC)	10,487,417	809,524
Ser. 18-H02, Class GI, IO, 2.343%, 12/20/67(WAC)	7,906,794	720,260
Ser. 16-H23, Class NI, IO, 2.331%, 10/20/66(WAC)	7,573,270	572,666
Ser. 17-H16, Class BI, IO, 2.282%, 8/20/67(WAC)	7,960,099	713,921
Ser. 18-H13, Class NI, IO, 2.167%, 8/20/68(WAC)	6,262,185	459,212
Ser. 16-H11, Class HI, IO, 2.107%, 1/20/66(WAC)	2,569,320	146,130
Ser. 15-H15, Class JI, IO, 1.958%, 6/20/65(WAC)	9,301,189	733,864
Ser. 15-H19, Class NI, IO, 1.909%, 7/20/65(WAC)	12,775,050	931,301
Ser. 16-H02, Class BI, IO, 1.861%, 11/20/65(WAC)	8,563,512	637,125
Ser. 15-H25, Class EI, IO, 1.851%, 10/20/65(WAC)	8,207,023	588,444
Ser. 17-H14, Class DI, IO, 1.707%, 6/20/67(WAC)	4,415,532	212,387
Ser. 15-H09, Class BI, IO, 1.68%, 3/20/65(WAC)	9,991,847	604,267
Ser. 16-H08, Class AI, IO, 1.667%, 8/20/65(WAC)	7,517,199	359,322
Ser. 15-H25, Class AI, IO, 1.615%, 9/20/65(WAC)	10,136,563	635,562
Ser. 15-H10, Class EI, IO, 1.607%, 4/20/65(WAC)	8,772,949	344,347
Ser. 14-H14, Class CI, IO, 1.568%, 7/20/64(WAC)	9,253,476	352,789
Ser. 15-H28, Class DI, IO, 1.544%, 8/20/65(WAC)	6,989,019	343,888
Ser. 11-H15, Class AI, IO, 1.531%, 6/20/61(WAC)	4,961,585	220,946
Ser. 10-151, Class KO, PO, zero %, 6/16/37	371,149	339,037
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.431%, 9/19/27(WAC)	66,849	254

		87,007,402
Commercial mortgage-backed securities (14.0%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.423%, 1/15/49(WAC)	107,633	2
Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.482%, 11/10/42 (In default)(NON)(WAC)	2,019,820	1,555,262
BANK
FRB Ser. 19-BN20, Class XA, IO, 0.836%, 9/15/62(WAC)	10,479,299	614,721
FRB Ser. 17-BNK9, Class XA, IO, 0.796%, 11/15/54(WAC)	45,484,500	1,875,381
FRB Ser. 18-BN10, Class XA, IO, 0.725%, 2/15/61(WAC)	37,623,258	1,521,707
Barclays Commercial Mortgage Trust FRB Ser. 19-C4, Class XA, IO, 1.592%, 8/15/52(WAC)	5,408,132	556,184
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	700,000	574,521
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.431%, 1/12/45(WAC)	1,834,000	1,485,540
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.716%, 1/15/53(WAC)	10,748,283	524,345
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.558%, 2/10/50(WAC)	634,000	670,608
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.637%, 5/10/58(WAC)	6,387,477	402,577
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.776%, 12/15/47(WAC)	453,000	463,193
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC21, Class XA, IO, 1.157%, 5/10/47(WAC)	9,741,075	272,601
FRB Ser. 14-GC19, Class XA, IO, 1.132%, 3/10/47(WAC)	14,486,453	345,965
FRB Ser. 13-GC17, Class XA, IO, 1.02%, 11/10/46(WAC)	11,304,128	216,031
FRB Ser. 19-GC43, Class XA, IO, 0.627%, 11/10/52(WAC)	27,551,102	1,224,244
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.092%, 3/10/47(WAC)	561,000	600,347
FRB Ser. 12-GC8, Class XA, IO, 1.732%, 9/10/45(WAC)	6,668,660	71,408
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	1,793,000	1,905,330
FRB Ser. 18-COR3, Class C, 4.56%, 5/10/51(WAC)	810,000	903,770
FRB Ser. 15-LC19, Class C, 4.234%, 2/10/48(WAC)	1,031,000	1,105,236
FRB Ser. 14-UBS4, Class XA, IO, 1.097%, 8/10/47(WAC)	6,027,687	160,983
FRB Ser. 14-LC15, Class XA, IO, 1.066%, 4/10/47(WAC)	8,488,484	196,084
FRB Ser. 14-CR20, Class XA, IO, 1.002%, 11/10/47(WAC)	22,154,276	599,052
FRB Ser. 14-CR19, Class XA, IO, 0.957%, 8/10/47(WAC)	20,538,730	491,087
FRB Ser. 13-CR11, Class XA, IO, 0.914%, 8/10/50(WAC)	50,636,032	825,165
FRB Ser. 15-CR23, Class XA, IO, 0.889%, 5/10/48(WAC)	20,446,497	542,670
FRB Ser. 15-CR22, Class XA, IO, 0.885%, 3/10/48(WAC)	12,126,365	309,222
FRB Ser. 14-UBS6, Class XA, IO, 0.878%, 12/10/47(WAC)	21,182,739	477,162
FRB Ser. 15-LC21, Class XA, IO, 0.677%, 7/10/48(WAC)	33,844,006	779,891
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class E, 4.883%, 11/10/46(WAC)	523,000	512,998
FRB Ser. 14-CR17, Class D, 4.848%, 5/10/47(WAC)	1,498,000	1,413,513
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,361,000	195,712
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.816%, 2/15/41(WAC)	4,649,202	2,267,416
CSAIL Commercial Mortgage Trust
FRB Ser. 19-C16, Class XA, IO, 1.561%, 6/15/52(WAC)	7,934,654	790,929
Ser. 15-C1, Class XA, IO, 0.824%, 4/15/50(WAC)	19,268,671	453,006
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.762%, 4/15/50(WAC)	925,000	679,476
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.42%, 8/10/44(WAC)	1,900,000	1,892,020
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K099, Class X1, IO, 0.885%, 9/25/29(WAC)	12,896,138	825,951
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.689%, 6/10/47(WAC)	1,567,000	1,640,456
FRB Ser. 14-GC18, Class XA, IO, 0.999%, 1/10/47(WAC)	18,779,831	358,695
FRB Ser. 15-GC30, Class XA, IO, 0.74%, 5/10/50(WAC)	18,088,963	435,897
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.536%, 9/10/47(WAC)	662,000	415,147
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C18, Class C, 4.80%, 2/15/47(WAC)	870,000	897,087
FRB Ser. 13-C12, Class B, 4.099%, 7/15/45(WAC)	1,401,000	1,445,464
FRB Ser. 14-C24, Class XA, IO, 0.702%, 11/15/47(WAC)	33,239,644	719,509
FRB Ser. 14-C19, Class XA, IO, 0.662%, 4/15/47(WAC)	12,232,044	179,004
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.558%, 8/15/46(WAC)	1,591,000	1,098,419
FRB Ser. 14-C25, Class D, 3.946%, 11/15/47(WAC)	748,000	574,100
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class XA, IO, 0.945%, 12/15/47(WAC)	28,302,637	314,159
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.169%, 2/12/51(WAC)	500,000	75,000
FRB Ser. 12-C8, Class D, 4.669%, 10/15/45(WAC)	1,281,000	1,218,706
FRB Ser. 12-LC9, Class D, 4.414%, 12/15/47(WAC)	327,000	319,892
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.133%, 2/15/40(WAC)	84,439	7
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	46,394	46,394
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.05%, 2/15/47(WAC)	785,000	841,144
FRB Ser. 14-C17, Class C, 4.477%, 8/15/47(WAC)	946,000	946,879
FRB Ser. 15-C26, Class XA, IO, 1.015%, 10/15/48(WAC)	14,000,727	431,446
FRB Ser. 13-C13, Class XA, IO, 0.949%, 11/15/46(WAC)	46,214,020	827,152
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.899%, 4/15/47(WAC)	704,000	732,277
FRB Ser. 13-C12, Class E, 4.762%, 10/15/46(WAC)	1,012,000	583,922
FRB Ser. 12-C5, Class E, 4.663%, 8/15/45(WAC)	775,000	784,585
FRB Ser. 12-C6, Class D, 4.603%, 11/15/45(WAC)	624,000	620,548
FRB Ser. 13-C10, Class D, 4.08%, 7/15/46(WAC)	453,000	249,563
FRB Ser. 13-C10, Class E, 4.08%, 7/15/46(WAC)	4,328,000	1,558,080
FRB Ser. 13-C10, Class F, 4.08%, 7/15/46(WAC)	2,461,000	566,030
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	248,967	245,391
FRB Ser. 16-UB12, Class XA, IO, 0.712%, 12/15/49(WAC)	24,295,040	663,711
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.409%, 3/15/45(WAC)	603,000	307,530
FRB Ser. 12-C4, Class XA, IO, 2.009%, 3/15/45(WAC)	2,555,446	7,672
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.839%, 3/25/50	1,068,000	1,119,097
FRB Ser. 19-01, Class M10, 3.339%, 10/15/49	1,539,000	1,553,462
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.023%, 12/15/50(WAC)	11,959,034	586,063
FRB Ser. 18-C8, Class XA, IO, 0.867%, 2/15/51(WAC)	16,248,495	753,828
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.551%, 5/10/45(WAC)	949,000	970,476
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.038%, 8/10/49(WAC)	921,000	949,862
FRB Ser. 12-C2, Class XA, IO, 1.277%, 5/10/63(WAC)	6,936,098	55,062
FRB Ser. 13-C5, Class XA, IO, 0.907%, 3/10/46(WAC)	36,109,300	335,571
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.23%, 1/10/45(WAC)	646,000	613,314
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.26%, 11/15/48(WAC)	3,466,427	41
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.308%, 7/15/46(WAC)	749,000	661,180
FRB Ser. 16-BNK1, Class XA, IO, 1.723%, 8/15/49(WAC)	14,472,425	1,039,120
FRB Ser. 14-LC16, Class XA, IO, 1.085%, 8/15/50(WAC)	20,321,137	505,299
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.308%, 7/15/46(WAC)	2,166,000	875,246
WF-RBS Commercial Mortgage Trust
Ser. 12-C6, Class B, 4.697%, 4/15/45	624,000	634,686
FRB Ser. 12-C10, Class C, 4.361%, 12/15/45(WAC)	401,000	348,800
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class D, 4.964%, 6/15/44(WAC)	771,000	703,795
Ser. 11-C4, Class E, 4.964%, 6/15/44(WAC)	377,000	270,834
FRB Ser. 12-C7, Class D, 4.803%, 6/15/45(WAC)	1,621,000	644,719
FRB Ser. 13-C15, Class D, 4.495%, 8/15/46(WAC)	2,015,000	1,140,495
FRB Ser. 12-C10, Class D, 4.426%, 12/15/45(WAC)	1,428,000	804,493
FRB Ser. 12-C10, Class E, 4.426%, 12/15/45(WAC)	1,658,000	414,148
FRB Ser. 11-C5, Class XA, IO, 1.517%, 11/15/44(WAC)	1,088,727	11
FRB Ser. 12-C9, Class XB, IO, 0.713%, 11/15/45(WAC)	46,094,000	336,486

		64,721,264
Residential mortgage-backed securities (non-agency) (9.6%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.279%, 5/25/47	1,399,690	806,267
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.12%, 1/25/49(WAC)	401,001	408,563
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.329%, 6/25/36	1,020,000	991,268
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 2.886%, 4/25/37(WAC)	411,677	411,531
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.439%, 3/25/37	819,566	762,921
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.211%, 6/25/46(WAC)	455,814	498,615
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.047%, 6/25/46	1,663,317	1,525,807
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.38%), 0.469%, 8/25/46	420,270	371,888
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.469%, 8/25/46	179,363	162,512
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 0.414%, 11/20/35	2,052,244	1,964,061
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 0.709%, 4/25/35	323,114	278,600
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.092%, 7/25/28	648,613	728,564
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.439%, 4/25/28	1,530,539	1,727,420
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (1 Month US LIBOR + 9.20%), 9.289%, 10/25/27	988,543	1,145,994
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.639%, 12/25/27	790,082	852,775
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.439%, 9/25/28	189,191	199,914
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 5.239%, 10/25/29	300,000	326,504
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3B, (1 Month US LIBOR + 5.15%), 5.239%, 11/25/28	280,000	297,675
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.089%, 12/25/28	3,625,860	3,814,391
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class B1, (1 Month US LIBOR + 4.35%), 4.439%, 9/25/30	268,000	280,534
Structured Agency Credit Risk Debt FRN Ser. 16-HQA4, Class M3, (1 Month US LIBOR + 3.90%), 3.989%, 4/25/29	464,925	480,493
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.939%, 3/25/29	360,000	373,241
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (1 Month US LIBOR + 3.80%), 3.889%, 3/25/29	329,556	341,321
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.839%, 9/25/24	1,458,842	1,496,050
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.539%, 10/25/29	321,000	334,708
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (1 Month US LIBOR + 2.50%), 2.589%, 3/25/30	1,229,000	1,251,912
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.389%, 9/25/30	519,486	525,774
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (1 Month US LIBOR + 5.75%), 5.839%, 7/25/50	268,000	286,214
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	340,000	361,963
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.789%, 12/25/30	400,000	414,884
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.739%, 1/25/49	220,787	224,274
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.539%, 3/25/49	86,557	87,694
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.489%, 2/25/47	872,000	887,163
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.389%, 10/25/48	102,900	103,719
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M1, (US 30 Day Average SOFR + 1.30%), 1.35%, 10/25/50	46,550	46,550
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.339%, 9/25/28	1,579,453	1,864,162
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.839%, 10/25/28	834,664	985,702
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.839%, 8/25/28	288,303	336,995
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.839%, 8/25/28	12,638	13,377
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.089%, 9/25/28	9,023	9,477
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.789%, 4/25/28	822,909	870,624
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.639%, 4/25/28	145,634	153,563
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.589%, 9/25/29	441,000	479,376
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.089%, 11/25/24	5,111	5,225
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 4.989%, 11/25/24	615,798	636,117
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 4.639%, 2/25/25	3,670	3,683
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.539%, 1/25/29	288,437	301,490
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (1 Month US LIBOR + 4.40%), 4.489%, 1/25/24	1,243,191	1,284,415
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.439%, 5/25/29	652,885	682,668
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.389%, 2/25/25	94,963	97,165
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.339%, 4/25/29	1,046,296	1,089,394
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.339%, 1/25/29	558,282	582,609
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.089%, 5/25/25	7,549	7,691
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.089%, 5/25/25	42,618	42,960
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.689%, 1/25/30	370,000	385,766
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.639%, 7/25/29	799,255	827,882
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 2.989%, 7/25/24	564,805	576,022
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 2.689%, 5/25/24	165,007	166,573
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.589%, 5/25/30	477,262	482,755
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 2.439%, 1/25/31	82,730	83,738
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.339%, 7/25/30	172,871	174,765
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2A, (1 Month US LIBOR + 2.20%), 2.289%, 1/25/30	76,895	77,087
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.189%, 3/25/31	282,863	284,813
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.339%, 1/25/40	1,249,000	1,248,998
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.539%, 7/25/31	123,227	123,867
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.239%, 11/25/39	734,321	730,217
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (1 Month US LIBOR + 2.00%), 2.089%, 1/25/40	236,840	237,432
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	605,502	615,894
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)	793,221	357,495
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.609%, 5/19/35	847,140	399,427
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 4.193%, 1/25/34 (Bermuda)	213,000	212,983
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A3, 3.196%, 5/25/65(WAC)	647,000	670,507
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.489%, 6/25/37	581,147	298,111
Legacy Mortgage Asset Trust 144A Ser. 21-GS3, Class A2, 3.25%, 7/25/61	403,000	403,242
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.43%), 0.519%, 5/25/46	717,771	645,994
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	381,000	391,754
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.509%, 8/25/36	368,520	361,149
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.093%, 9/25/35(WAC)	303,364	305,238
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.98%), 1.069%, 10/25/45	612,119	608,664

		44,888,830

Total mortgage-backed securities (cost $214,924,907)		$196,617,496

CORPORATE BONDS AND NOTES (20.8%)(a)
	Principal amount	Value
Basic materials (2.1%)
Axalta Coating Systems, LLC/Axalta Coating Systems Dutch Holding B BV 144A company guaranty sr. unsec. notes 4.75%, 6/15/27	$980,000	$1,032,675
CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23	1,680,000	1,738,800
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	257,000	270,493
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	1,152,000	1,170,720
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	1,705,000	1,815,501
SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)	900,000	919,125
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	960,000	1,004,678
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	1,520,000	1,689,100

		9,641,092
Capital goods (1.0%)
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	793,000	832,650
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5.875%, 8/15/23	1,025,000	1,098,031
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	196,000	207,270
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	1,750,000	1,785,000
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	520,000	545,350

		4,468,301
Communication services (1.7%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	885,000	914,842
Charter Communications Operating, LLC/Charter Communications Operating Capital company guaranty sr. notes 3.75%, 2/15/28	1,048,000	1,165,694
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26	750,000	774,450
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	899,000	933,612
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	265,000	341,879
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	1,045,000	1,182,313
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	526,000	556,903
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	374,000	397,581
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	1,347,000	1,404,248

		7,671,522
Consumer cyclicals (2.0%)
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	377,000	415,664
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	1,000,000	1,101,250
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	483,000	510,773
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	960,000	1,012,800
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,171,000	1,307,129
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	195,000	216,694
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	680,000	710,600
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22	565,000	588,306
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	700,000	819,763
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	680,000	712,300
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	837,000	886,174
Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/30	123,000	133,148
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	445,000	458,906
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	520,000	541,273

		9,414,780
Consumer staples (2.1%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	165,000	167,277
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	2,280,000	2,412,240
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	2,128,000	2,265,238
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	851,000	878,062
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	515,000	541,044
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	762,000	799,148
Netflix, Inc. sr. unsec. notes 5.50%, 2/15/22	420,000	431,025
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	710,000	882,175
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	205,000	252,919
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	1,093,000	1,217,329

		9,846,457
Energy (1.9%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	1,119,000	1,278,761
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	975,000	1,019,870
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	1,591,000	1,654,640
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	867,000	878,921
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	1,010,000	1,116,050
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	400,000	424,026
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	488,000	547,170
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	174,000	193,662
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	78,000	87,360
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)	956,000	40,630
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	483,000	474,789
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)	133,000	140,957
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	368,000	376,280
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	680,000	715,034

		8,948,150
Financials (6.7%)
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	540,000	785,333
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	1,209,000	1,382,411
American Express Co. sr. unsec. notes 2.65%, 12/2/22	1,280,000	1,321,176
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	1,096,000	1,235,740
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	845,000	863,808
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,658,000	1,869,395
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21	1,124,000	1,131,968
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,883,000	2,142,669
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	1,146,000	1,249,805
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)	440,000	483,816
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	425,000	491,887
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	1,095,000	1,150,626
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)	810,000	801,908
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	483,000	514,392
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23	2,655,000	2,719,278
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.75%, 2/25/23	1,285,000	1,352,016
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	1,000,000	1,177,500
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	1,748,000	1,844,140
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	3,100,000	3,168,876
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	1,061,000	1,071,117
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	4,150,000	4,191,202

		30,949,063
Health care (1.7%)
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	1,222,000	1,276,245
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	930,000	1,017,188
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	950,000	1,106,792
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	140,000	139,636
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	1,655,000	1,708,788
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	1,132,000	1,187,740
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22	892,000	900,859
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	237,000	242,580
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	340,000	349,750

		7,929,578
Technology (1.3%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	815,000	849,638
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	1,535,000	1,570,443
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	591,000	610,024
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	1,338,000	1,350,787
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22	1,338,000	1,356,103
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31	455,000	472,304

		6,209,299
Utilities and power (0.3%)
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	755,000	777,650
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	501,000	492,182

		1,269,832

Total corporate bonds and notes (cost $92,988,230)		$96,348,074

SENIOR LOANS (7.4%)(a)(c)
	Principal amount	Value
Basic materials (1.0%)
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.092%, 9/6/24	$180,643	$178,998
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.592%, 2/1/27	1,656,342	1,634,942
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.135%, 6/26/25	978,850	976,677
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 2.835%, 10/1/25	813,227	802,192
W.R. Grace & Co./CT bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 2.00%), 2.147%, 3/30/28	1,060,000	1,051,393

		4,644,202
Capital goods (1.3%)
Clarios Global LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.342%, 4/30/26	734,266	727,724
Gardner Denver, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.842%, 2/28/27	708,038	694,649
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.50%, 5/31/25	972,620	971,686
Thermon Industries, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 10/30/24	849,592	845,344
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.167%, 3/28/25	406,240	397,522
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.25%), 2.342%, 5/30/25	246,639	242,059
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.25%), 2.342%, 12/9/25	911,758	894,991
Vertiv Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.846%, 3/2/27	1,493,157	1,477,986

		6,251,961
Communication services (1.0%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.343%, 1/15/26	975,000	956,719
Charter Communications Operating, LLC bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 1.75%), 1.85%, 2/1/27	738,459	729,694
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.343%, 7/17/25	811,457	797,930
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 8.00%, 11/27/23	1,019,814	1,034,000
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 3.092%, 3/9/27	890,789	875,682

		4,394,025
Consumer cyclicals (2.3%)
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	517,393	517,393
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.851%, 3/4/25	992,500	988,163
Cornerstone Building Brands, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 4/12/28	793,013	790,285
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	257,993	257,348
Entercom Media Corp. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.50%), 2.588%, 11/17/24	838,619	826,249
Golden Nugget, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 10/4/23	984,653	974,541
Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.839%, 6/21/26	639,438	631,176
Meredith Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.592%, 1/31/25	231,495	229,759
Reynolds Consumer Products, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 1.75%), 1.842%, 1/29/27	866,288	856,438
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 2.842%, 8/14/24	1,548,683	1,523,951
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.397%, 7/10/25	402,346	399,203
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.354%, 7/16/26	364,000	361,157
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.592%, 12/17/26	1,042,118	1,030,978
Univision Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 3/15/26	640,618	638,927
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	480,430	478,028

		10,503,596
Consumer staples (0.4%)
1011778 BC, ULC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.842%, 11/19/26	880,605	862,993
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	720,000	705,679

		1,568,672
Energy (0.2%)
Prairie ECI Acquiror LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 4.842%, 3/11/26	1,000,000	968,890

		968,890
Financials (0.1%)
VICI Properties 1, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 1.75%), 1.839%, 12/15/24	634,773	627,701

		627,701
Health care (0.4%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.846%, 2/4/27	968,399	949,893
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 2.084%, 11/15/27	410,417	404,589
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.101%, 6/30/25	623,436	620,581

		1,975,063
Technology (0.5%)
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.842%, 10/2/25	722,225	715,711
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	1,017,313	1,013,681
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	482,575	482,836
Western Digital Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.842%, 4/29/23	178,670	178,536

		2,390,764
Utilities and power (0.2%)
Calpine Construction Finance Co. LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 2.092%, 1/15/25	781,650	768,620
Vistra Operations Co., LLC bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 1.75%), 1.841%, 12/1/25	242,419	239,131

		1,007,751

Total senior loans (cost $33,815,192)		$34,332,625

COLLATERALIZED LOAN OBLIGATIONS (4.8%)(a)
	Principal amount	Value
Apidos CLO XXIII 144A FRB Ser. 20-23A, Class AR, (BBA LIBOR USD 3 Month + 1.22%), 1.346%, 4/15/33	$1,500,000	$1,503,219
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 19-3A, Class A, (BBA LIBOR USD 3 Month + 1.34%), 1.474%, 10/21/32	425,000	425,400
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (BBA LIBOR USD 3 Month + 1.09%), 1.224%, 4/20/31	381,000	380,522
Canyon Capital CLO, Ltd. 144A FRB Ser. 19-2A, Class A, (BBA LIBOR USD 3 Month + 1.37%), 1.496%, 10/15/32	561,000	561,873
Carlyle C17 CLO, Ltd. 144A FRB Ser. C17A, Class A1AR, (BBA LIBOR USD 3 Month + 1.03%), 1.159%, 4/30/31	1,118,000	1,116,964
CBAM, Ltd. 144A FRB Ser. 19-9A, Class A, (BBA LIBOR USD 3 Month + 1.28%), 1.406%, 2/12/30	321,000	321,054
Cedar Funding II CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (BBA LIBOR USD 3 Month + 1.08%), 1.214%, 4/20/34	600,000	600,413
Cedar Funding V CLO, Ltd. 144A FRB Ser. 18-5A, Class A1R, (BBA LIBOR USD 3 Month + 1.10%), 1.234%, 7/17/31	1,000,000	1,000,509
CIFC Funding, Ltd. 144A FRB Ser. 19-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.35%), 1.484%, 10/21/31	572,000	572,789
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 20-29A, Class A1N, (BBA LIBOR USD 3 Month + 1.70%), 1.834%, 7/20/31	366,000	367,233
Crestline Denali CLO XIV, Ltd. 144A FRB Ser. 18-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.28%), 1.418%, 10/23/31	747,190	747,332
Elevation CLO Ltd. 144A FRB Ser. 17-2A, Class A1R, (BBA LIBOR USD 3 Month + 1.23%), 1.356%, 10/15/29	1,100,000	1,100,186
Elmwood CLO II, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.284%, 4/20/34	600,000	600,620
GoldenTree Loan Management US CLO 5, Ltd. 144A FRB Ser. 19-5A, Class A, (BBA LIBOR USD 3 Month + 1.30%), 1.434%, 10/20/32	250,000	250,426
HalseyPoint CLO 3, Ltd. 144A FRB Ser. 20-3A, Class A1A, (BBA LIBOR USD 3 Month + 1.45%), 1.579%, 11/30/32 (Cayman Islands)	250,000	250,910
Kayne CLO 6, Ltd. 144A FRB Ser. 19-6A, Class A1, (BBA LIBOR USD 3 Month + 1.38%), 1.514%, 1/20/33	250,000	250,276
Madison Park Funding, Ltd. 144A FRB Ser. 18-30A, Class A, (BBA LIBOR USD 3 Month + 0.75%), 0.876%, 4/15/29	766,788	766,902
Magnetite CLO XXVI, Ltd. 144A FRB Ser. 20-26A, Class A, (BBA LIBOR USD 3 Month + 1.75%), 1.876%, 7/15/30	1,615,000	1,615,000
Mountain View CLO, LLC 144A FRB Ser. 17-2A, Class A, (BBA LIBOR USD 3 Month + 1.21%), 1.336%, 1/16/31	1,421,000	1,422,930
MP CLO III, Ltd. 144A FRB Ser. 13-1A, Class AR, (BBA LIBOR USD 3 Month + 1.25%), 1.384%, 10/20/30	683,000	683,801
Neuberger Berman Loan Advisers CLO 40, Ltd. 144A FRB Ser. 21-40A, Class A, (BBA LIBOR USD 3 Month + 1.06%), 1.186%, 4/16/33	598,000	599,299
Octagon Investment Partners 54, Ltd. 144A FRB Ser. 21-1A, Class A1, (BBA LIBOR USD 3 Month + 1.12%), 1.253%, 7/15/34 (Cayman Islands)	337,000	337,210
Palmer Square CLO, Ltd. 144A FRB Ser. 18-2A, Class A1A, (BBA LIBOR USD 3 Month + 1.10%), 1.226%, 7/16/31	755,000	756,240
Regatta XVIII Funding, Ltd. 144A FRB Ser. 21-1A, Class A1, (BBA LIBOR USD 3 Month + 1.10%), 1.226%, 1/15/34	750,000	751,196
RR 3, Ltd. 144A FRB Ser. 18-3A, Class A1R2, (BBA LIBOR USD 3 Month + 1.09%), 1.216%, 1/15/30	1,250,000	1,250,105
RR, Ltd. 144A FRB Ser. 20-12A, Class AAR2, (BBA LIBOR USD 3 Month + 1.36%), 1.486%, 1/15/36	813,000	815,632
Signal Peak CLO 4, Ltd. 144A FRB Ser. 17-4A, Class A, (BBA LIBOR USD 3 Month + 1.21%), 1.335%, 10/26/29	798,000	799,167
Sound Point CLO XIX, Ltd. 144A FRB Ser. 18-1A, Class A, (BBA LIBOR USD 3 Month + 1.00%), 1.126%, 4/15/31	860,000	860,679
Voya CLO, Ltd. 144A FRB Ser. 13-2A, Class A1R, (BBA LIBOR USD 3 Month + 0.97%), 1.095%, 4/25/31	1,100,000	1,100,106
ZAIS CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (BBA LIBOR USD 3 Month + 1.49%), 1.616%, 7/15/32	250,000	250,361

Total collateralized loan obligations (cost $22,077,328)		$22,058,354

ASSET-BACKED SECURITIES (4.4%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$1,132,000	$1,132,679
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 0.989%, 10/25/53	1,115,000	1,115,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.889%, 11/25/53	672,000	672,000
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.45%, 4/23/23	738,000	738,287
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.10%, 8/10/23	800,000	800,258
MRA Issuance Trust 144A
FRB Ser. 21-EBO1, Class A1X, (1 Month US LIBOR + 1.75%), 1.85%, 10/8/21	1,341,000	1,341,000
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.842%, 2/16/22	1,443,000	1,443,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.793%, 4/22/22	1,528,000	1,528,000
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.591%, 3/8/22	1,509,000	1,509,000
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.30%, 8/15/22	1,147,000	1,147,000
FRB Ser. 21-8, Class A1X, (1 Month US LIBOR + 1.15%), 1.25%, 10/15/21	1,139,000	1,139,000
FRB Ser. 21-14, Class A1X, (1 Month US LIBOR + 1.25%), 1.243%, 2/15/22	1,406,000	1,406,000
FRB Ser. 21-11, Class A1X, (1 Month US LIBOR + 1.15%), 1.243%, 1/25/22	1,443,000	1,443,000
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M3, 4.571%, 6/25/30(WAC)	267,000	267,000
Station Place Securitization Trust 144A
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.459%, 12/10/21	1,236,000	1,236,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.889%, 4/25/22	1,464,000	1,464,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.854%, 8/8/22	1,464,000	1,464,000
Toorak Mortgage Corp., Ltd. 144A Ser. 19-1, Class A1, 4.535%, 3/25/22(WAC)	526,770	528,635

Total asset-backed securities (cost $20,370,769)		$20,373,859

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.4%)(a)
	Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.25%, 5/9/28 (Angola)	$690,000	$725,368
Argentina (Republic of) 144A sr. unsec. notes 3.00%, 2/1/29 (Argentina)	547,481	344,919
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina) (In default)(NON)	795,000	382,061
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 5.00%, 6/1/27 (Argentina)	409,861	280,055
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.40%, 6/5/49 (Dominican Republic)	311,000	338,601
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)	118,000	144,403
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	472,000	544,570
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	721,000	811,125
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)	1,194,000	1,338,128
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)	585,000	658,119
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)	300,000	343,123
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	310,000	351,853
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	1,290,000	1,351,280
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	1,795,000	1,943,088
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)	143,208	144,641
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)	416,000	581,360
Jamaica (Government of) sr. unsec. unsub. notes 6.75%, 4/28/28 (Jamaica)	200,000	232,960
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	420,000	531,283
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	560,000	649,842
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)	1,120,000	1,230,589
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	1,291,000	1,574,387
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)	252,000	268,388
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	535,000	614,581
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	255,000	286,750
Saudi Arabia (Kingdom of) sr. unsec. notes Ser. REGS, 2.90%, 10/22/25 (Saudi Arabia)	708,000	757,730
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)	635,000	650,081
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	845,000	895,700
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)	255,000	288,492
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	305,000	326,738
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)	550,000	466,125
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)	300,000	315,439
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)	217,000	213,424
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)	431,000	44,178
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)	500,000	555,038

Total foreign government and agency bonds and notes (cost $19,673,162)		$20,184,419

CONVERTIBLE BONDS AND NOTES (1.6%)(a)
	Principal amount	Value
Capital goods (—%)
John Bean Technologies Corp. 144A cv. sr. unsec. notes 0.25%, 5/15/26	$54,000	$57,861

		57,861
Communication services (0.1%)
Cable One, Inc. 144A company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	138,000	139,742
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	139,000	142,475
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	21,000	27,898
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	50,000	54,875
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	175,000	182,963

		547,953
Consumer cyclicals (0.3%)
Alarm.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	39,000	35,510
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	77,000	108,731
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	76,000	124,165
DraftKings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 3/15/28	132,000	115,698
Expedia Group, Inc. 144A company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	67,000	71,489
Ford Motor Co. 144A cv. sr. unsec. notes zero %, 3/15/26	117,000	125,190
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	45,000	58,446
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	29,000	53,233
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A cv. sr. unsec. notes 0.25%, 6/15/26	61,000	61,898
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes 2.875%, 11/15/23	87,000	103,503
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25	89,000	115,478
Square, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 11/1/27	65,000	76,538
Square, Inc. 144A cv. sr. unsec. sub. notes zero %, 5/1/26	65,000	73,816
Vail Resorts, Inc. 144A cv. sr. unsec. sub. notes zero %, 1/1/26	119,000	119,446
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	43,000	56,948

		1,300,089
Consumer staples (0.1%)
Airbnb, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	75,000	70,275
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	58,000	54,158
Chegg, Inc. 144A cv. sr. unsec. notes zero %, 9/1/26	70,000	75,565
Etsy, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/28	108,000	112,806
Shake Shack, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	104,000	96,460
Uber Technologies, Inc. 144A cv. sr. unsec. notes zero %, 12/15/25	74,000	72,187
Wayfair, Inc. 144A cv. sr. unsec. notes 0.625%, 10/1/25	35,000	33,950

		515,401
Energy (0.1%)
Enphase Energy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	138,000	139,518
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	46,000	67,574
Sunrun, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26	103,000	90,516
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	54,000	45,802

		343,410
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	53,000	54,558
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	77,000	84,993
LendingTree, Inc. cv. sr. unsec. notes 0.50%, 7/15/25	64,000	57,549
Redfin Corp. 144A cv. sr. unsec. notes zero %, 10/15/25	46,000	49,634

		246,734
Health care (0.3%)
1Life Healthcare, Inc. cv. sr. unsec. notes 3.00%, 6/15/25	42,000	42,920
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	72,000	70,844
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	83,000	94,101
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	180,000	205,425
Guardant Health, Inc. 144A cv. sr. unsec. sub. notes zero %, 11/15/27	94,000	101,168
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 0.25%, 3/1/27	138,000	125,753
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	39,000	53,844
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	38,000	45,973
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	142,000	153,193
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28	110,000	108,006
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	63,000	68,828
Revance Therapeutics, Inc. cv. sr. unsec. notes 1.75%, 2/15/27	50,000	57,729
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	48,000	57,782
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	98,000	104,497

		1,290,063
Technology (0.6%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	111,000	130,633
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	39,000	52,085
Bentley Systems, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 7/1/27	79,000	79,079
Bill.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/25	55,000	79,819
Blackline, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	57,000	55,611
Box, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	101,000	115,584
Ceridian HCM Holding, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/26	93,000	94,553
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	131,000	139,974
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	49,000	55,767
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	100,000	138,500
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25	74,000	73,260
Everbridge, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	96,000	99,780
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	34,000	54,760
LivePerson, Inc. 144A cv. sr. unsec. notes zero %, 12/15/26	70,000	75,642
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	58,000	63,655
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	45,000	56,588
ON Semiconductor Corp. 144A cv. sr. unsec. notes zero %, 5/1/27	80,000	84,848
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	122,000	175,070
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	67,000	75,965
Rapid7, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/27	82,000	102,295
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	65,000	68,575
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	68,000	92,099
Snap, Inc. 144A cv. sr. unsec. notes zero %, 5/1/27	139,000	159,572
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	118,000	114,755
Twitter, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	150,000	144,094
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	52,000	70,168
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	34,000	46,345
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	35,000	58,380
Zynga, Inc. 144A cv. sr. unsec. unsub. notes zero %, 12/15/26	116,000	121,293

		2,678,749
Transportation (—%)
American Airlines Group, Inc. cv. company guaranty notes 6.50%, 7/1/25	22,000	33,550
JetBlue Airways Corp. 144A cv. sr. unsec. notes 0.50%, 4/1/26	83,000	81,423
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	60,000	87,938

		202,911
Utilities and power (—%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	64,000	69,440
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	63,000	74,214

		143,654

Total convertible bonds and notes (cost $6,817,257)		$7,326,825

PURCHASED SWAP OPTIONS OUTSTANDING (1.6%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485		$28,084,300	$39,599
Goldman Sachs International
1.869/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.869		29,321,100	1,665,732
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		4,663,100	554,956
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		4,663,100	142,877
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	478,014
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		4,467,000	467,248
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		4,467,000	142,989
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		4,467,000	139,102
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,450,300	976,193
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		3,450,300	959,390
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		3,450,300	813,822
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		5,643,600	282,180
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		5,643,600	224,164
Toronto-Dominion Bank
(1.724)/3 month CAD-BA-CDOR/Aug-26 (Canada)	Aug-21/1.724	CAD	6,152,700	10
UBS AG
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	8,745,700	222,950
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	8,745,700	129,786

Total purchased swap options outstanding (cost $4,437,822)				$7,239,012

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Goldman Sachs International
EUR/USD (Put)	Aug-21/$1.18	$18,810,366	EUR	15,857,000	$48,418
Morgan Stanley & Co. International PLC
GBP/USD (Put)	Aug-21/1.37	9,422,532	GBP	6,778,800	17,158

Total purchased options outstanding (cost $111,974)					$65,576

SHORT-TERM INVESTMENTS (16.0%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	52,383,105	$52,383,105
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	632,000	632,000
U.S. Treasury Bills 0.018%, 9/28/21(SEGSF)(SEGCCS)		$2,400,000	2,399,810
U.S. Treasury Bills 0.017%, 9/7/21(SEG)(SEGSF)		1,900,000	1,899,919
U.S. Treasury Bills 0.013%, 9/2/21(SEG)(SEGSF)		600,000	599,977
U.S. Treasury Bills 0.011%, 9/21/21(SEG)(SEGSF)(SEGCCS)		6,600,000	6,599,542
U.S. Treasury Bills 0.007%, 9/14/21		100,000	99,995
U.S. Treasury Cash Management Bills 0.047%, 11/16/21(SEGSF)(SEGCCS)		2,876,000	2,875,619
U.S. Treasury Cash Management Bills 0.044%, 10/19/21(SEG)(SEGSF)(SEGCCS)		3,500,000	3,499,583
U.S. Treasury Cash Management Bills 0.028%, 10/5/21(SEG)(SEGSF)(SEGCCS)		3,200,000	3,199,726

Total short-term investments (cost $74,190,003)			$74,189,276
TOTAL INVESTMENTS

Total investments (cost $731,058,909)			$721,316,052

	FORWARD CURRENCY CONTRACTS at 7/31/21 (aggregate face value $233,261,236) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/20/21	$920,941	$922,460	$(1,519)
		British Pound	Buy	9/15/21	1,270,317	1,284,271	(13,954)
		Canadian Dollar	Sell	10/20/21	365,166	363,697	(1,469)
		Euro	Buy	9/15/21	2,968,124	3,115,040	(146,916)
		Hong Kong Dollar	Sell	8/18/21	224,504	224,662	158
		Japanese Yen	Buy	8/18/21	1,950,981	1,961,357	(10,376)
		Norwegian Krone	Buy	9/15/21	467,208	498,990	(31,782)
		Swiss Franc	Buy	9/15/21	729,839	723,879	5,960
	Barclays Bank PLC
		Australian Dollar	Buy	10/20/21	1,209,667	1,231,445	(21,778)
		British Pound	Sell	9/15/21	144,714	130,393	(14,321)
		Canadian Dollar	Sell	10/20/21	695,305	692,540	(2,765)
		Euro	Sell	9/15/21	2,674,280	2,750,461	76,181
		Japanese Yen	Buy	8/18/21	1,549,250	1,562,654	(13,404)
		Norwegian Krone	Buy	9/15/21	49,503	50,081	(578)
		Swiss Franc	Buy	9/15/21	676,239	694,623	(18,384)
	Citibank, N.A.
		Australian Dollar	Buy	10/20/21	1,028,488	1,047,338	(18,850)
		British Pound	Sell	9/15/21	4,098,154	4,152,641	54,487
		Canadian Dollar	Sell	10/20/21	1,389,649	1,372,071	(17,578)
		Euro	Sell	9/15/21	3,066,904	3,106,681	39,777
		Hong Kong Dollar	Sell	8/18/21	451,478	451,783	305
		Japanese Yen	Buy	8/18/21	866,114	870,772	(4,658)
		New Zealand Dollar	Sell	10/20/21	808,025	806,171	(1,854)
		Swiss Franc	Sell	9/15/21	733,044	718,058	(14,986)
	Credit Suisse International
		Australian Dollar	Sell	10/20/21	573,634	583,682	10,048
		British Pound	Sell	9/15/21	963,373	991,470	28,097
		Canadian Dollar	Sell	10/20/21	1,567,823	1,561,470	(6,353)
		Euro	Sell	9/15/21	1,025,664	1,054,982	29,318
	Goldman Sachs International
		Australian Dollar	Sell	10/20/21	415,580	444,135	28,555
		British Pound	Buy	9/15/21	8,767,243	8,974,559	(207,316)
		Canadian Dollar	Sell	10/20/21	1,628,497	1,600,254	(28,243)
		Euro	Buy	9/15/21	9,454,663	9,585,201	(130,538)
		Japanese Yen	Sell	8/18/21	6,703,122	6,707,263	4,141
		New Zealand Dollar	Sell	10/20/21	2,844,489	2,811,256	(33,233)
		Norwegian Krone	Buy	9/15/21	5,789,691	6,120,469	(330,778)
		Swedish Krona	Buy	9/15/21	3,593,362	3,739,037	(145,675)
		Swiss Franc	Buy	9/15/21	5,204,576	5,149,517	55,059
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/20/21	1,271,039	1,294,556	23,517
		British Pound	Sell	9/15/21	712,450	720,895	8,445
		Canadian Dollar	Buy	10/20/21	913,395	912,559	836
		Euro	Buy	9/15/21	1,598,275	1,678,923	(80,648)
		Hong Kong Dollar	Sell	8/18/21	1,391,045	1,392,016	971
		Japanese Yen	Buy	8/18/21	2,683,177	2,694,254	(11,077)
		New Zealand Dollar	Buy	10/20/21	721,533	719,805	1,728
		Norwegian Krone	Buy	9/15/21	37,289	34,183	3,106
		Swiss Franc	Buy	9/15/21	699,451	712,543	(13,092)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/20/21	425,123	440,920	(15,797)
		British Pound	Buy	9/15/21	3,465,220	3,551,332	(86,112)
		Canadian Dollar	Sell	10/20/21	2,582,448	2,567,396	(15,052)
		Euro	Sell	9/15/21	138,434	144,236	5,802
		Japanese Yen	Sell	8/18/21	3,341,712	3,344,545	2,833
		New Zealand Dollar	Buy	10/20/21	5,530,755	5,551,450	(20,695)
		Norwegian Krone	Sell	9/15/21	329,769	313,151	(16,618)
		Swedish Krona	Sell	9/15/21	250,829	253,803	2,974
		Swiss Franc	Buy	9/15/21	1,446,641	1,406,021	40,620
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	10/20/21	1,647,123	1,668,970	21,847
		British Pound	Buy	9/15/21	9,753,830	9,840,811	(86,981)
		Canadian Dollar	Sell	10/20/21	628,459	626,974	(1,485)
		Euro	Buy	9/15/21	4,999,152	5,185,301	(186,149)
		Japanese Yen	Buy	8/18/21	1,626,425	1,659,687	(33,262)
		New Zealand Dollar	Sell	10/20/21	1,632,067	1,628,134	(3,933)
		Norwegian Krone	Buy	9/15/21	2,024,112	2,140,180	(116,068)
		Swedish Krona	Buy	9/15/21	197,607	200,714	(3,107)
		Swiss Franc	Buy	9/15/21	1,085,252	1,053,223	32,029
	NatWest Markets PLC
		Australian Dollar	Sell	10/20/21	1,062,992	1,086,291	23,299
		British Pound	Buy	9/15/21	2,403,148	2,445,808	(42,660)
		Canadian Dollar	Buy	10/20/21	503,906	501,858	2,048
		Euro	Sell	9/15/21	6,701,194	6,745,467	44,273
		Hong Kong Dollar	Buy	8/18/21	605,179	605,581	(402)
		Japanese Yen	Sell	8/18/21	970,991	970,664	(327)
		New Zealand Dollar	Sell	10/20/21	4,029,401	4,022,508	(6,893)
		Swedish Krona	Buy	9/15/21	951,115	991,177	(40,062)
		Swiss Franc	Buy	9/15/21	697,239	696,883	356
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/20/21	1,236,608	1,205,607	31,001
		British Pound	Sell	9/15/21	871,901	782,199	(89,702)
		Canadian Dollar	Sell	10/20/21	6,188,739	6,167,859	(20,880)
		Euro	Buy	9/15/21	315,809	249,887	65,922
		Hong Kong Dollar	Sell	8/18/21	5,385,347	5,388,707	3,360
		Japanese Yen	Sell	8/18/21	17,639,003	17,692,670	53,667
		New Zealand Dollar	Buy	10/20/21	576,265	583,724	(7,459)
		Norwegian Krone	Sell	9/15/21	1,072,874	1,024,700	(48,174)
		Swedish Krona	Buy	9/15/21	839,907	875,150	(35,243)
		Swiss Franc	Buy	9/15/21	1,106,584	1,071,978	34,606
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/20/21	1,135,522	1,161,222	(25,700)
		British Pound	Sell	9/15/21	1,514,983	1,524,832	9,849
		Canadian Dollar	Sell	10/20/21	1,454,651	1,452,848	(1,803)
		Euro	Sell	9/15/21	5,844,830	6,011,785	166,955
		Hong Kong Dollar	Sell	8/18/21	324,878	325,093	215
		Japanese Yen	Buy	8/18/21	3,125,438	3,132,296	(6,858)
		New Zealand Dollar	Buy	10/20/21	1,646,204	1,652,264	(6,060)
		Norwegian Krone	Buy	9/15/21	684,318	777,853	(93,535)
		Swedish Krona	Buy	9/15/21	75,139	73,266	1,873
	UBS AG
		Australian Dollar	Sell	10/20/21	2,007,351	2,027,834	20,483
		British Pound	Buy	9/15/21	395,497	458,455	(62,958)
		Canadian Dollar	Sell	10/20/21	1,915,997	1,895,550	(20,447)
		Euro	Buy	9/15/21	6,133,213	6,278,470	(145,257)
		Hong Kong Dollar	Buy	8/18/21	81,032	81,237	(205)
		Japanese Yen	Buy	8/18/21	7,163,089	7,233,415	(70,326)
		New Zealand Dollar	Sell	10/20/21	2,892,122	2,885,401	(6,721)
		Norwegian Krone	Sell	9/15/21	1,125,105	1,103,376	(21,729)
		Swedish Krona	Buy	9/15/21	5,885,995	6,135,834	(249,839)
		Swiss Franc	Buy	9/15/21	712,490	701,036	11,454
	WestPac Banking Corp.
		British Pound	Buy	9/15/21	1,070,413	1,091,024	(20,611)
		Canadian Dollar	Buy	10/20/21	1,426,197	1,420,572	5,625
		Euro	Sell	9/15/21	292,776	301,149	8,373
		Japanese Yen	Sell	8/18/21	302,866	304,538	1,672
		New Zealand Dollar	Sell	10/20/21	2,337,931	2,331,223	(6,708)

	Unrealized appreciation						961,825

	Unrealized (depreciation)						(2,937,943)

	Total						$(1,976,118)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bund 10 yr (Long)	1	$209,456	$209,456	Sep-21	$5,762
U.S. Treasury Note 2 yr (Short)	1,163	256,623,219	256,623,219	Sep-21	51,406
U.S. Treasury Note Ultra 10 yr (Short)	249	37,412,250	37,412,250	Sep-21	(1,298,607)

Unrealized appreciation					57,168

Unrealized (depreciation)					(1,298,607)

Total					$(1,241,439)

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/21 (premiums $9,338,326) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
1.8775/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.8775		$7,626,300	$1,830
1.88/3 month USD-LIBOR-BBA/Aug-31	Aug-21/1.88		13,314,600	1,997
1.897/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.897		14,326,400	3,295
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		28,084,300	120,201
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		5,613,600	328,227
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		5,613,600	379,086
Goldman Sachs International
2.317/3 month USD-LIBOR-BBA/Dec-31	Dec-21/2.317		29,321,100	30,787
1.722/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	3,028,000	150,301
(1.722)/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	3,028,000	406,161
(1.519)/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.519		$29,321,100	781,114
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		2,082,300	40,959
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		3,327,300	50,375
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	6,661,600	93,010
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$16,410,700	99,285
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		3,327,300	163,171
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		2,082,300	194,820
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	6,661,600	1,119,364
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$16,410,700	2,524,130
Morgan Stanley & Co. International PLC
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		2,395,100	46,681
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		2,395,100	47,878
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		5,643,600	142,332
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		5,643,600	174,105
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		2,395,100	292,370
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		2,395,100	299,100
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		3,450,300	744,782
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		3,450,300	923,162
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		3,450,300	938,240
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		306,100	17,794
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		612,300	126,667
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		6,511,700	329,036
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		6,511,700	393,240

Total				$10,963,500

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$37,416,800	$(345,170)	$922,698
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	3,163,500	(512,677)	646,515
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17		$22,505,100	(1,086,996)	492,637
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		6,653,800	(476,412)	347,195
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,673,000	(381,566)	301,540
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29		$7,876,800	(387,426)	229,451
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		3,388,500	(247,361)	188,197
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		2,999,900	(390,737)	140,635
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		3,650,900	(86,526)	95,982
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		27,074,600	(174,970)	15,703
2.35/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		127,500	(16,575)	9,499
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		27,074,600	(174,970)	9,476
(2.35)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		127,500	(16,575)	(6,406)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		2,249,900	(50,902)	(6,592)
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305		45,233,000	(54,280)	(8,142)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		3,650,900	(86,526)	(84,920)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875		9,046,600	(117,606)	(85,129)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		3,388,500	(247,361)	(133,947)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,673,000	(381,566)	(136,560)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		$2,999,900	(390,737)	(158,065)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	3,163,500	(256,339)	(186,509)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$6,653,800	(476,412)	(243,529)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		37,416,800	(345,170)	(342,364)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		2,249,900	(1,057,849)	(679,852)
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875		4,523,300	126,652	77,982
1.67/3 month USD-LIBOR-BBA/Aug-31 (Written)	Aug-21/1.67		3,076,400	43,377	42,670
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805		90,466,100	29,401	14,475
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		27,074,600	114,052	2,166
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		27,074,600	114,052	(43,590)
(1.67)/3 month USD-LIBOR-BBA/Aug-31 (Written)	Aug-21/1.67		3,076,400	43,377	(77,464)
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29		11,252,500	175,539	(116,801)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085		45,010,100	617,764	(286,714)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	118,365,100	(59,872)	103,772
2.232/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232		$3,001,900	(363,680)	92,909
(2.232)/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232		3,001,900	(363,680)	(56,916)
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	118,365,100	(59,872)	(59,007)
Citibank, N.A.
1.355/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.355		$79,124,800	(377,364)	628,251
1.504/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504		17,151,000	(236,255)	201,524
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	88,205
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		2,929,600	(213,421)	60,496
1.026/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-21/1.026		40,243,800	(34,207)	34,207
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		15,499,500	(206,608)	33,789
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		1,348,000	(42,833)	27,513
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		2,670,500	(393,899)	7,531
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		2,670,500	(393,899)	3,819
0.82/3 month USD-LIBOR-BBA/Aug-26 (Purchased)	Aug-21/0.82		35,943,100	(147,816)	(18,331)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		1,348,000	(42,833)	(22,579)
(0.82)/3 month USD-LIBOR-BBA/Aug-26 (Purchased)	Aug-21/0.82		35,943,100	(147,816)	(40,616)
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		2,929,600	(213,421)	(45,262)
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		15,499,500	(206,608)	(52,388)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		1,026,000	(132,098)	(91,704)
(1.504)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504		17,151,000	(236,255)	(159,504)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		26,191,800	239,655	207,963
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		1,298,500	98,426	43,474
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		15,499,500	117,486	35,804
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		3,214,400	384,442	(8,261)
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		3,214,400	384,442	(12,858)
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		15,499,500	117,486	(26,659)
(1.321)/3 month USD-LIBOR-BBA/Sep-31 (Written)	Sep-21/1.321		4,592,100	33,123	(29,206)
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		1,298,500	98,426	(44,006)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		26,191,800	239,655	(101,624)
(1.005)/3 month USD-LIBOR-BBA/May-33 (Written)	May-23/1.005		36,519,100	353,018	(181,135)
Goldman Sachs International
1.473/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.473		7,641,200	(72,362)	86,957
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	75,842
-0.197/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	21,762,600	(96,687)	31,754
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		$1,847,900	(169,452)	29,437
(-0.197)/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	21,762,600	(96,687)	(41,822)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		$1,847,900	(276,261)	(44,165)
(1.473)/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.473		7,641,200	(72,362)	(70,070)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,042,500	(131,616)	(79,584)
0.26/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	21,762,600	242,691	78,997
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	2,772,400	418,666	32,460
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	2,772,400	418,666	10,557
(0.26)/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	21,762,600	242,691	(56,279)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$5,212,600	(727,809)	761,561
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	390,111
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$1,026,000	(158,620)	96,957
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		2,348,200	(271,217)	72,066
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	3,080,500	(115,473)	69,288
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		$1,709,900	(98,832)	60,992
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	1,475,600	(87,270)	45,307
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	2,049,600	(63,945)	12,589
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	2,049,600	(63,945)	(19,674)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	1,475,600	(87,270)	(49,574)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$2,348,200	(271,217)	(56,991)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	3,080,500	(115,473)	(60,336)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$1,026,000	(110,090)	(78,468)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,709,900	(177,830)	(88,094)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,621,600	(207,376)	(166,451)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$5,212,600	(727,809)	(715,534)
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		4,169,500	267,890	123,459
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		3,594,800	231,325	113,200
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		3,306,200	246,477	104,773
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		3,306,200	246,477	(110,526)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		3,594,800	231,325	(120,965)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		4,169,500	267,890	(124,418)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	409,336
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(110,398)	78,899
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		1,026,000	(157,183)	(107,761)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,569,900	(179,126)	(157,618)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		12,167,200	640,603	382,902
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		12,167,200	640,603	(392,757)
Toronto-Dominion Bank
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		1,097,000	(76,516)	23,915
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		3,722,200	(194,671)	22,631
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		9,305,500	(319,877)	(5,769)
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		3,722,200	(194,671)	(11,204)
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		1,097,000	(76,516)	(13,910)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		9,305,500	(319,877)	(29,033)
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		2,852,100	77,720	54,760
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		1,607,700	211,413	50,900
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		1,607,700	211,413	(55,080)
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		2,852,100	77,720	(57,327)
UBS AG
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		1,749,300	(97,873)	75,657
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		5,643,600	(154,804)	69,247
(0.44)/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,469,600	(350,650)	62,617
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	5,959,500	(311,690)	58,323
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$14,577,100	(98,323)	56,413
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		5,830,900	(92,420)	53,528
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	3,575,700	(281,282)	46,913
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,489,900	(225,445)	26,493
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$4,373,100	(92,710)	23,746
1.175/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	2,928,000	(266,169)	12,495
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$6,228,800	(289,639)	2,741
(0.762)/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	1,253,600	(115,615)	1,586
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$6,228,800	(289,639)	(2,305)
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		1,861,100	(167,964)	(7,537)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		1,861,100	(167,964)	(18,444)
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	1,489,900	(225,445)	(25,380)
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	3,575,700	(281,282)	(30,752)
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	5,959,500	(311,690)	(32,307)
(1.175)/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	2,928,000	(266,169)	(36,792)
0.44/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	4,469,600	(350,650)	(39,925)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$5,830,900	(92,420)	(44,257)
0.762/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	1,253,600	(115,615)	(44,329)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$14,577,100	(98,323)	(52,915)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		4,373,100	(92,710)	(54,445)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		1,749,300	(97,873)	(64,374)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		5,643,600	(412,688)	(130,367)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		11,992,600	356,251	355,461
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		3,498,500	92,973	49,854
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,166,100	93,485	28,136
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,166,100	93,485	3,472
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$3,498,500	92,973	(59,684)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		11,992,600	95,870	(195,120)
Wells Fargo Bank, N.A.
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		5,505,200	(274,572)	107,847
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		5,047,000	(341,682)	24,680
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		13,027,600	(266,740)	18,629
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		9,305,500	(190,995)	16,471
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		5,047,000	(341,682)	13,122
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		13,027,600	(266,740)	(391)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		9,305,500	(190,995)	(5,025)
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		5,505,200	(274,572)	(90,230)

Unrealized appreciation					9,433,159

Unrealized (depreciation)					(7,194,629)

Total					$2,238,530

TBA SALE COMMITMENTS OUTSTANDING at 7/31/21 (proceeds receivable $90,274,297) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.00%, 8/1/51	$13,000,000	8/12/21	$13,888,163
Uniform Mortgage-Backed Securities, 3.50%, 8/1/51	40,000,000	8/12/21	42,389,088
Uniform Mortgage-Backed Securities, 3.00%, 8/1/51	6,000,000	8/12/21	6,289,216
Uniform Mortgage-Backed Securities, 2.50%, 8/1/51	19,000,000	8/12/21	19,793,398
Uniform Mortgage-Backed Securities, 2.00%, 8/1/51	8,000,000	8/12/21	8,158,890

Total			$90,518,755

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$8,782,100	$1,255,577		$(264,777)	3/2/31	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	$1,089,652
		8,093,300	417,776		(1,638)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	448,004
		1,867,000	456,724	(E)	(64)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(456,788)
		991,700	48,564	(E)	(22)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	48,541
		4,217,500	370,550		(60)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(383,583)
		2,942,500	103,694	(E)	(33)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	103,661
		246,100	36,379	(E)	(8)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(36,387)
		977,900	130,129	(E)	(33)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(130,163)
		1,560,600	116,296		(22)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(116,125)
		1,874,500	94,194	(E)	(64)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(94,258)
		1,598,400	36,412	(E)	(55)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	36,357
		56,135,500	138,655		(157,315)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	195,515
		58,381,000	179,230		(155,749)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	264,745
		257,400	13,848	(E)	(9)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,857)
		110,900	4,510	(E)	(4)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	4,507
		683,100	71,254	(E)	(23)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	71,231
		52,715,300	30,575		(199)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(162,825)
		114,009,900	104,889		(430)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(290,211)
		5,223,400	539,473	(E)	(178)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(539,651)
		441,200	44,045	(E)	(15)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	44,030
		885,400	178,275	(E)	(30)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	178,245
		991,100	237,596	(E)	(34)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	237,563
		1,352,100	43,740	(E)	(19)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(43,760)
		8,782,100	1,245,038		(1,171,113)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	2.764% — Semiannually	180,380
		598,900	20,345	(E)	(7)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(20,352)
		338,400	25,035	(E)	(5)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(25,040)
		2,241,000	127,423	(E)	(32)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	127,392
		440,400	26,305	(E)	(9)	6/21/37	3 month USD-LIBOR-BBA — Quarterly	1.232% — Semiannually	(26,314)
		352,400	23,089	(E)	(7)	6/20/40	3 month USD-LIBOR-BBA — Quarterly	1.204% — Semiannually	(23,096)
		341,500	22,348	(E)	(7)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(22,354)
		106,200	7,198	(E)	(2)	7/3/40	3 month USD-LIBOR-BBA — Quarterly	1.177% — Semiannually	(7,200)
		15,855,600	208,343		(128)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(207,278)
		7,318,000	341,897		(97)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(340,332)
		8,250,400	115,423		(78)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	106,472
		11,281,900	167,198		(91)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(156,870)
		3,624,800	470,137	(E)	285,169	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	(184,967)
		14,422,500	198,598		(136)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	184,557
		27,832,300	17,534		(105)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	35,568
		15,245,800	167,856		(123)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	150,016
		14,261,000	181,400		(214,701)	10/16/25	0.37% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(39,975)
		8,756,000	352,254		(31,609)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	302,531
		10,441,000	1,250,623		(834,568)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	388,777
		4,986,000	126,345		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	(120,371)
		4,088,500	126,130		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	121,605
		15,245,800	141,176		(123)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	131,309
		1,482,000	125,851		(51)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	123,668
		17,317,700	12,296		(109)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,464
		18,802,100	796,645		(359)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(769,690)
		15,588,100	184,251		(126)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	(178,388)
		2,446,000	57,139		(35)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	(54,883)
		312,000	10,936		(11)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.509% — Semiannually	(10,674)
		312,000	8,106		(11)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.546% — Semiannually	(7,836)
		14,671,100	97,123		(119)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	93,881
		1,651,000	3,219		(56)	1/14/51	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	(2,104)
		2,842,500	18,618		(40)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	8,997
		2,750,800	22,667		(39)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	21,367
		7,641,200	164,515		22,822	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	219,843
		2,700,000	36,153		(36)	1/27/31	1.075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	35,843
		19,659,000	60,550	(E)	(110)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	60,440
		371,000	2,378		(5)	2/4/31	1.153% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	432
		1,165,000	4,870		(40)	2/4/51	3 month USD-LIBOR-BBA — Quarterly	1.635% — Semiannually	3,948
		8,298,000	5,394		(110)	2/9/31	3 month USD-LIBOR-BBA — Quarterly	1.231% — Semiannually	50,989
		15,282,400	92,764		(34,891)	3/9/26	0.5996% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	24,499
		3,087,000	19,201		(25)	2/10/26	0.584% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,766
		2,524,700	3,131		(33)	2/16/31	1.212% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,097)
		4,693,000	65,514		(62)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	1.377% — Semiannually	93,195
		4,997,000	64,211		(66)	2/22/31	1.3659% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(92,985)
		4,570,000	83,814		(61)	2/24/31	1.4255% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(110,970)
		1,628,000	43,907		(22)	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(53,806)
		9,900,000	279,279		(131)	3/5/31	3 month USD-LIBOR-BBA — Quarterly	1.5324% — Semiannually	338,696
		7,641,200	209,522		(101)	3/15/31	1.525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(252,459)
		1,890,400	107,375	(E)	(28)	3/20/34	2.29% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(107,403)
		8,069,700	75,210		(76)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(99,665)
		15,282,400	212,731		(144)	4/15/26	1.045% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(258,988)
		6,258,800	292,286		(83)	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.734% — Semiannually	323,786
		2,347,000	275,444		(80)	4/15/51	2.127% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(290,083)
		7,641,200	333,615		(101)	4/21/31	1.702% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(369,529)
		8,815,400	292,319		(117)	5/5/31	3 month USD-LIBOR-BBA — Quarterly	1.591% — Semiannually	321,906
		7,641,200	239,552		(101)	5/17/31	3 month USD-LIBOR-BBA — Quarterly	1.573% — Semiannually	261,643
		364,000	10,560		(5)	5/10/31	1.5475% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,696)
		7,641,200	290,671		(101)	5/21/31	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	312,715
		5,313,100	185,799		(70)	5/27/31	1.612% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(199,747)
		17,630,800	76,694		(166)	6/4/23	3 month USD-LIBOR-BBA — Quarterly	0.857% — Semiannually	96,645
		2,769,400	95,849	(E)	(39)	9/1/31	1.63% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(95,888)
		196,679,000	19,668	(E)	372,757	9/15/23	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	392,425
		157,593,000	1,000,716	(E)	(617,439)	9/15/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,618,155)
		66,952,000	2,399,560	(E)	1,021,549	9/15/31	1.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,378,011)
		11,495,000	972,132	(E)	(599,342)	9/15/51	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	372,790
		1,677,800	57,163	(E)	(24)	9/7/31	1.6275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(57,186)
		3,151,800	113,276	(E)	(45)	9/7/31	1.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(113,320)
		7,641,200	226,562		(101)	6/16/31	3 month USD-LIBOR-BBA — Quarterly	1.558% — Semiannually	240,189
		420,300	21,070	(E)	(14)	6/11/51	2.232% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(21,084)
		2,863,000	1,202		(11)	6/10/23	3 month USD-LIBOR-BBA — Quarterly	0.2215% — Semiannually	(844)
		6,041,200	125,657		(80)	6/14/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	136,173
		4,424,000	90,559		(59)	6/11/31	1.461% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(98,813)
		4,618,000	188,969	(E)	91,520	9/15/31	1.45% — Annually	Secured Overnight Financing Rate — Annually	(97,449)
		7,660,000	142,936		(102)	6/15/31	1.4425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(155,967)
		7,641,200	147,322		(101)	6/23/31	3 month USD-LIBOR-BBA — Quarterly	1.45% — Semiannually	157,775
		2,179,000	56,545		(29)	6/21/31	1.52% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(59,920)
		9,134,200	193,097		(121)	6/29/31	3 month USD-LIBOR-BBA — Quarterly	1.47% — Semiannually	203,689
		12,750,000	243,398		(169)	6/23/31	1.448% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(261,150)
		8,987,000	68,661		(85)	6/28/26	0.933% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(75,192)
		1,309,700	26,692		(17)	7/6/31	3 month USD-LIBOR-BBA — Quarterly	1.463% — Semiannually	27,875
		16,106,200	145,439		(152)	7/6/26	0.963% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(154,758)
		5,257,100	104,143		(70)	7/9/31	3 month USD-LIBOR-BBA — Quarterly	1.457% — Semiannually	108,338
		6,225,400	124,695		(83)	7/15/31	3 month USD-LIBOR-BBA — Quarterly	1.46% — Semiannually	128,281
		13,307,000	110,714		(176)	7/8/31	1.337% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(121,061)
		3,633,000	2,943		(14)	7/9/23	3 month USD-LIBOR-BBA — Quarterly	0.296% — Semiannually	3,299
		4,349,000	15,613		(58)	7/9/31	3 month USD-LIBOR-BBA — Quarterly	1.2875% — Semiannually	18,633
		7,650,000	36,950		(101)	7/9/31	1.3005% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(42,525)
		7,652,000	114,397		(101)	7/15/31	3 month USD-LIBOR-BBA — Quarterly	1.407% — Semiannually	118,625
		10,129,000	59,255		(134)	7/19/31	1.313% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(63,332)
		7,525,000	3,085		(61)	7/21/26	0.7915% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,492)
		7,525,000	2,483		(61)	7/21/26	0.79% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,887)
		11,551,000	8,086		(93)	7/23/26	3 month USD-LIBOR-BBA — Quarterly	0.77% — Semiannually	(6,601)
		5,534,000	23,630		(73)	7/27/31	3 month USD-LIBOR-BBA — Quarterly	1.2975% — Semiannually	24,256
		35,404,000	29,031	(E)	(334)	8/4/26	3 month USD-LIBOR-BBA — Quarterly	0.806% — Semiannually	28,697
	AUD	117,100	1,946	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,944
	AUD	394,200	12,702	(E)	(4)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	12,699
	AUD	146,400	5,443	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	5,441
	AUD	246,400	11,160	(E)	(3)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	11,157
	AUD	910,700	56,647	(E)	(11)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	56,636
	AUD	59,000	4,026	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	4,025
	AUD	2,800,000	112,253		(31)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	124,437
	AUD	7,076,000	106,087	(E)	36,571	9/15/31	6 month AUD-BBR-BBSW — Semiannually	1.55% — Semiannually	142,658
	CAD	1,353,600	10,101	(E)	(11)	8/16/26	3 month CAD-BA-CDOR — Semiannually	1.474% — Semiannually	10,091
	CAD	6,152,700	154,755		(33,125)	6/15/31	3 month CAD-BA-CDOR — Semiannually	1.99% — Semiannually	128,588
	CAD	2,461,100	49,751		(27)	6/15/31	1.924% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(53,570)
	CAD	1,845,800	33,170		(20)	6/15/31	1.894% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(35,977)
	CAD	1,230,500	19,351		(13)	6/15/31	1.864% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(21,184)
	CAD	7,779,000	89,163	(E)	27,580	9/15/31	3 month CAD-BA-CDOR — Semiannually	1.84% — Semiannually	116,743
	CAD	615,300	7,605		(7)	6/15/31	1.819% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(8,493)
	CHF	1,941,000	13,906	(E)	(2,350)	9/15/31	0.05% plus 6 month CHF-LIBOR-BBA — Semiannually	—	11,556
	EUR	757,000	304,805	(E)	(29)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(304,834)
	EUR	1,029,500	376,033		(40)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	386,425
	EUR	1,137,000	382,807		(43)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(392,362)
	EUR	1,150,600	365,957		(44)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(375,274)
	EUR	1,295,500	369,536		(50)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(378,434)
	EUR	1,120,200	396,060	(E)	(42)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	396,018
	EUR	1,336,000	351,595		(51)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(362,999)
	EUR	1,095,100	286,183	(E)	(42)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(286,225)
	EUR	999,500	213,359		(38)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(221,096)
	EUR	531,600	94,938		(20)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(98,677)
	EUR	2,146,300	133,566	(E)	(82)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(133,647)
	EUR	1,338,400	48,821	(E)	(50)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(48,872)
	EUR	1,741,600	21,672		(65)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	14,493
	EUR	7,327,800	802,588		(277)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	846,555
	EUR	835,200	50,885	(E)	(31)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	50,854
	EUR	371,500	69,920	(E)	(14)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	69,906
	EUR	2,672,400	110,384	(E)	(57)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(110,441)
	EUR	1,304,300	48,072	(E)	(28)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	48,044
	EUR	1,668,900	60,006	(E)	(39)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	59,967
	EUR	616,100	22,254	(E)	(14)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	22,240
	EUR	1,486,800	132,808		(61)	5/21/51	6 month EUR-EURIBOR-REUTERS — Semiannually	0.516% — Annually	136,368
	EUR	1,439,000	43,034		(25)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(44,622)
	EUR	1,449,200	24,704		(25)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(25,195)
	EUR	1,731,000	22,670	(E)	(14,746)	9/15/31	6 month EUR-EURIBOR-REUTERS — Semiannually	0.05% — Annually	7,924
	GBP	1,039,300	27,881		(21)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	29,934
	GBP	1,488,000	82,319	(E)	32,041	9/15/31	0.975% — Annually	Sterling Overnight Index Average — Annually	(50,278)
	JPY	49,318,800	35,326	(E)	(14)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(35,341)
	JPY	176,833,300	4,932		(13,945)	2/25/31	0.003% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(9,355)
	JPY	66,881,600	18,991	(E)	(20)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	18,970
	NOK	26,177,000	53,422	(E)	7,717	9/15/31	6 month NOK-NIBOR-NIBR — Semiannually	1.70% — Annually	61,142
	NZD	3,653,000	1,603	(E)	4,099	9/15/31	3 month NZD-BBR-FRA — Quarterly	1.83% — Semiannually	2,495
	SEK	21,501,000	49,454	(E)	139	9/15/31	0.77% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(49,315)

	Total				$(2,254,286)				$(2,197,850)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$35,360	$33,556	$—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	$(1,325)
Barclays Bank PLC
39,210	37,707	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,008)
24,869	23,915	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(639)
77,165	73,316	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(2,878)
61,385	57,607	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,020)
17,629	16,544	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(867)
Credit Suisse International
383,360	368,659	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(9,854)
34,557	30,895	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,277)
296,210	270,775	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(21,872)
153,725	148,169	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,331
163,582	157,669	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,544
172,282	165,676	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(4,428)
Goldman Sachs International
118,123	107,546	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	9,292
35,360	33,556	—	1/12/41	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	1,325
209,530	201,956	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	4,540
481,497	457,482	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(17,958)
345,603	328,366	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(12,890)
191,635	182,077	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(7,147)
6,432	6,112	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(240)
245,421	230,316	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(12,076)
223,945	210,161	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(11,019)
216,988	203,633	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(10,677)
172,755	162,122	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(8,501)
74,120	69,558	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,647)
JPMorgan Chase Bank N.A.
209,544	201,970	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	4,540
JPMorgan Securities LLC
403,743	388,261	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	10,378
34,557	30,895	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,277
148,487	135,737	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(10,964)
444,697	406,512	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	32,834

Upfront premium received		—	Unrealized appreciation			73,061

Upfront premium (paid)		—	Unrealized (depreciation)			(144,287)

	Total	$—			Total	$(71,226)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	8,560,000	$1,022,741	$(158)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$1,022,583
EUR	8,560,000	1,014,415	(158)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	1,014,257
EUR	4,275,000	980,165	(153)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	980,013
EUR	2,421,000	72,746	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	72,746
EUR	2,421,000	2,154	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	2,154
EUR	2,661,000	26,358	(31)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(26,389)
EUR	2,661,000	26,989	(31)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(27,020)
EUR	2,661,000	27,210	(31)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(27,241)
EUR	2,661,000	27,431	(31)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(27,462)
EUR	4,275,000	1,518,881	(202)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,519,082)
EUR	8,560,000	2,024,361	(304)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(2,024,665)
EUR	8,560,000	2,036,242	(304)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(2,036,546)
GBP	4,896,000	199,059	(105)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	198,954
GBP	5,761,000	27,066	(75)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	26,991
GBP	3,819,000	3,875	(88)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	3,787
GBP	1,371,000	2,344	(32)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(2,376)
GBP	2,938,000	16,090	(69)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(16,159)
GBP	5,484,000	56,637	(129)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(56,766)
	$15,234,000	68,553	(256)	5/12/31	2.67% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(68,809)
	15,035,000	89,308	(253)	4/1/31	2.686% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(89,560)
	43,537,500	665,688	(537)	4/15/26	2.79% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(666,228)

Total			$(2,947)				$(3,266,818)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$11,962	$175,000	$46,270	5/11/63	300 bp — Monthly	$(34,206)
	CMBX NA BBB-.6 Index	BB-/P	22,719	377,000	99,679	5/11/63	300 bp — Monthly	(76,740)
	CMBX NA BBB-.6 Index	BB-/P	46,609	755,000	199,622	5/11/63	300 bp — Monthly	(152,572)
	CMBX NA BBB-.6 Index	BB-/P	44,403	779,000	205,968	5/11/63	300 bp — Monthly	(161,110)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	3,274	27,000	2,384	5/11/63	200 bp — Monthly	900
	CMBX NA A.6 Index	BBB+/P	3,878	33,000	2,914	5/11/63	200 bp — Monthly	976
	CMBX NA A.6 Index	BBB+/P	8,016	53,000	4,680	5/11/63	200 bp — Monthly	3,357
	CMBX NA A.6 Index	BBB+/P	8,498	71,000	6,269	5/11/63	200 bp — Monthly	2,256
	CMBX NA A.6 Index	BBB+/P	9,789	82,000	7,241	5/11/63	200 bp — Monthly	2,580
	CMBX NA A.6 Index	BBB+/P	17,444	113,000	9,978	5/11/63	200 bp — Monthly	7,510
	CMBX NA A.6 Index	BBB+/P	16,832	141,000	12,450	5/11/63	200 bp — Monthly	4,436
	CMBX NA A.6 Index	BBB+/P	16,700	141,000	12,450	5/11/63	200 bp — Monthly	4,304
	CMBX NA A.6 Index	BBB+/P	20,353	167,000	14,746	5/11/63	200 bp — Monthly	5,672
	CMBX NA A.6 Index	BBB+/P	28,444	205,000	18,102	5/11/63	200 bp — Monthly	10,422
	CMBX NA A.6 Index	BBB+/P	31,313	263,000	23,223	5/11/63	200 bp — Monthly	8,193
	CMBX NA A.6 Index	BBB+/P	39,558	334,000	29,492	5/11/63	200 bp — Monthly	10,196
	CMBX NA A.6 Index	BBB+/P	66,969	561,000	49,536	5/11/63	200 bp — Monthly	17,651
	CMBX NA BB.11 Index	BB-/P	203,965	361,000	29,819	11/18/54	500 bp — Monthly	174,497
	CMBX NA BB.13 Index	BB-/P	23,694	237,000	20,998	12/16/72	500 bp — Monthly	2,926
	CMBX NA BB.13 Index	BB-/P	24,693	271,000	24,011	12/16/72	500 bp — Monthly	946
	CMBX NA BB.13 Index	BB-/P	35,296	374,000	33,136	12/16/72	500 bp — Monthly	2,523
	CMBX NA BB.13 Index	BB-/P	102,843	1,128,000	99,941	12/16/72	500 bp — Monthly	3,999
	CMBX NA BB.6 Index	B-/P	154,927	1,045,614	470,735	5/11/63	500 bp — Monthly	(314,789)
	CMBX NA BB.7 Index	B/P	50,574	991,000	342,589	1/17/47	500 bp — Monthly	(291,051)
	CMBX NA BBB-.12 Index	BBB-/P	93,051	587,000	24,067	8/17/61	300 bp — Monthly	69,327
	CMBX NA BBB-.13 Index	BBB-/P	3,859	44,000	1,896	12/16/72	300 bp — Monthly	1,988
	CMBX NA BBB-.14 Index	BBB-/P	10,834	353,000	8,013	12/16/72	300 bp — Monthly	3,027
	CMBX NA BBB-.14 Index	BBB-/P	13,299	407,000	9,239	12/16/72	300 bp — Monthly	4,297
	CMBX NA BBB-.6 Index	BB-/P	177,870	726,000	191,954	5/11/63	300 bp — Monthly	(13,661)
	CMBX NA BBB-.10 Index	BB+/P	23,891	219,000	19,929	11/17/59	300 bp — Monthly	4,090
	CMBX NA BBB-.11 Index	BBB-/P	22,737	363,000	14,810	11/18/54	300 bp — Monthly	8,139
	CMBX NA BBB-.12 Index	BBB-/P	2,919	70,000	2,870	8/17/61	300 bp — Monthly	90
	CMBX NA BBB-.12 Index	BBB-/P	9,075	154,000	6,314	8/17/61	300 bp — Monthly	2,851
	CMBX NA BBB-.13 Index	BBB-/P	21,900	431,000	18,576	12/16/72	300 bp — Monthly	3,576
	CMBX NA BBB-.14 Index	BBB-/P	2,284	54,000	1,226	12/16/72	300 bp — Monthly	1,090
	CMBX NA BBB-.14 Index	BBB-/P	10,751	215,000	4,881	12/16/72	300 bp — Monthly	5,996
	CMBX NA BBB-.14 Index	BBB-/P	21,928	481,000	10,919	12/16/72	300 bp — Monthly	11,290
	CMBX NA BBB-.6 Index	BB-/P	245,037	3,848,000	1,017,411	5/11/63	300 bp — Monthly	(770,130)
	Credit Suisse International
	CMBX NA A.6 Index	BBB+/P	(1,260)	1,141,000	100,750	5/11/63	200 bp — Monthly	(101,555)
	CMBX NA BB.7 Index	B/P	27,822	208,000	71,906	1/17/47	500 bp — Monthly	(43,881)
	CMBX NA BBB-.6 Index	BB-/P	9,392	85,000	22,474	5/11/63	300 bp — Monthly	(13,033)
	CMBX NA BBB-.6 Index	BB-/P	13,812	125,000	33,050	5/11/63	300 bp — Monthly	(19,165)
	CMBX NA BBB-.6 Index	BB-/P	1,420,430	15,117,000	3,996,935	5/11/63	300 bp — Monthly	(2,567,686)
	CMBX NA BBB-.7 Index	BB/P	139,477	1,887,000	337,018	1/17/47	300 bp — Monthly	(196,440)
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(1,723)	325,000	4,713	12/16/72	200 bp — Monthly	3,116
	CMBX NA A.6 Index	BBB+/P	2,558	22,000	1,943	5/11/63	200 bp — Monthly	623
	CMBX NA A.6 Index	BBB+/P	4,795	55,000	4,857	5/11/63	200 bp — Monthly	(40)
	CMBX NA BB.13 Index	BB-/P	15,675	163,000	14,442	12/16/72	500 bp — Monthly	1,391
	CMBX NA BB.9 Index	B+/P	58,634	145,000	30,189	9/17/58	500 bp — Monthly	28,586
	CMBX NA BBB-.13 Index	BBB-/P	1,198	7,000	302	12/16/72	300 bp — Monthly	901
	CMBX NA BBB-.13 Index	BBB-/P	3,490	59,000	2,543	12/16/72	300 bp — Monthly	981
	CMBX NA BBB-.13 Index	BBB-/P	25,230	161,000	6,939	12/16/72	300 bp — Monthly	18,385
	CMBX NA BBB-.13 Index	BBB-/P	32,293	204,000	8,792	12/16/72	300 bp — Monthly	23,619
	CMBX NA BBB-.13 Index	BBB-/P	43,166	255,000	10,991	12/16/72	300 bp — Monthly	32,324
	CMBX NA BBB-.13 Index	BBB-/P	21,621	344,000	14,826	12/16/72	300 bp — Monthly	6,995
	CMBX NA BBB-.14 Index	BBB-/P	237	5,000	114	12/16/72	300 bp — Monthly	126
	CMBX NA BBB-.14 Index	BBB-/P	233	5,000	114	12/16/72	300 bp — Monthly	123
	CMBX NA BBB-.14 Index	BBB-/P	1,815	63,000	1,430	12/16/72	300 bp — Monthly	421
	CMBX NA BBB-.14 Index	BBB-/P	4,355	98,000	2,225	12/16/72	300 bp — Monthly	2,188
	CMBX NA BBB-.14 Index	BBB-/P	7,644	170,000	3,859	12/16/72	300 bp — Monthly	3,885
	CMBX NA BBB-.14 Index	BBB-/P	9,003	196,000	4,449	12/16/72	300 bp — Monthly	4,668
	CMBX NA BBB-.6 Index	BB-/P	334	3,000	793	5/11/63	300 bp — Monthly	(457)
	CMBX NA BBB-.6 Index	BB-/P	332	4,000	1,058	5/11/63	300 bp — Monthly	(724)
	CMBX NA BBB-.6 Index	BB-/P	1,785	16,000	4,230	5/11/63	300 bp — Monthly	(2,436)
	CMBX NA BBB-.6 Index	BB-/P	1,721	33,000	8,725	5/11/63	300 bp — Monthly	(6,985)
	CMBX NA BBB-.6 Index	BB-/P	3,022	35,000	9,254	5/11/63	300 bp — Monthly	(6,211)
	CMBX NA BBB-.6 Index	BB-/P	4,864	67,000	17,715	5/11/63	300 bp — Monthly	(12,811)
	CMBX NA BBB-.6 Index	BB-/P	4,864	67,000	17,715	5/11/63	300 bp — Monthly	(12,811)
	CMBX NA BBB-.6 Index	BB-/P	5,382	79,000	20,888	5/11/63	300 bp — Monthly	(15,460)
	CMBX NA BBB-.6 Index	BB-/P	12,793	87,000	23,003	5/11/63	300 bp — Monthly	(10,159)
	CMBX NA BBB-.6 Index	BB-/P	4,631	95,000	25,118	5/11/63	300 bp — Monthly	(20,431)
	CMBX NA BBB-.6 Index	BB-/P	11,832	107,000	28,291	5/11/63	300 bp — Monthly	(16,397)
	CMBX NA BBB-.6 Index	BB-/P	12,401	250,000	66,100	5/11/63	300 bp — Monthly	(53,554)
	CMBX NA BBB-.6 Index	BB-/P	31,302	280,000	74,032	5/11/63	300 bp — Monthly	(42,566)
	CMBX NA BBB-.6 Index	BB-/P	28,210	281,000	74,296	5/11/63	300 bp — Monthly	(45,923)
	CMBX NA BBB-.6 Index	BB-/P	74,641	281,000	74,296	5/11/63	300 bp — Monthly	461
	CMBX NA BBB-.6 Index	BB-/P	16,684	322,000	85,137	5/11/63	300 bp — Monthly	(68,265)
	CMBX NA BBB-.6 Index	BB-/P	18,340	358,000	94,655	5/11/63	300 bp — Monthly	(76,106)
	CMBX NA BBB-.6 Index	BB-/P	54,707	363,000	95,977	5/11/63	300 bp — Monthly	(41,058)
	CMBX NA BBB-.6 Index	BB-/P	58,541	411,000	108,668	5/11/63	300 bp — Monthly	(49,888)
	CMBX NA BBB-.6 Index	BB-/P	55,952	411,000	108,668	5/11/63	300 bp — Monthly	(52,476)
	CMBX NA BBB-.6 Index	BB-/P	62,640	539,000	142,512	5/11/63	300 bp — Monthly	(79,557)
	CMBX NA BBB-.6 Index	BB-/P	58,492	1,209,000	319,660	5/11/63	300 bp — Monthly	(260,462)
	CMBX NA BBB-.6 Index	BB-/P	208,701	1,760,000	465,344	5/11/63	300 bp — Monthly	(255,616)
	CMBX NA BBB-.6 Index	BB-/P	207,983	1,760,000	465,344	5/11/63	300 bp — Monthly	(256,334)
	CMBX NA BBB-.6 Index	BB-/P	297,066	2,586,000	683,738	5/11/63	300 bp — Monthly	(385,164)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	BBB+/P	30,580	278,000	24,547	5/11/63	200 bp — Monthly	6,141
	CMBX NA BB.10 Index	B+/P	10,591	132,000	30,743	5/11/63	500 bp — Monthly	(20,023)
	CMBX NA BB.6 Index	B-/P	167,824	315,620	142,092	5/11/63	500 bp — Monthly	26,040
	CMBX NA BB.7 Index	B/P	272,738	557,000	192,555	1/17/47	500 bp — Monthly	80,725
	CMBX NA BBB-.13 Index	BBB-/P	2,402	12,000	517	12/16/72	300 bp — Monthly	1,892
	CMBX NA BBB-.13 Index	BBB-/P	13,847	88,000	3,793	12/16/72	300 bp — Monthly	10,106
	CMBX NA BBB-.6 Index	BB-/P	591,130	1,849,000	488,876	5/11/63	300 bp — Monthly	103,333
	Merrill Lynch International
	CMBX NA A.6 Index	BBB+/P	(13,851)	833,000	73,554	5/11/63	200 bp — Monthly	(87,081)
	CMBX NA BBB-.6 Index	BB-/P	644,250	2,391,000	632,180	5/11/63	300 bp — Monthly	13,464
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(9,648)	647,000	9,382	12/16/72	200 bp — Monthly	(15)
	CMBX NA A.13 Index	A-/P	(1,128)	188,000	2,726	12/16/72	200 bp — Monthly	1,672
	CMBX NA A.6 Index	BBB+/P	781	5,000	442	5/11/63	200 bp — Monthly	342
	CMBX NA A.6 Index	BBB+/P	3,280	41,000	3,620	5/11/63	200 bp — Monthly	(324)
	CMBX NA A.6 Index	BBB+/P	8,076	91,000	8,035	5/11/63	200 bp — Monthly	76
	CMBX NA A.6 Index	BBB+/P	8,525	110,000	9,713	5/11/63	200 bp — Monthly	(1,145)
	CMBX NA A.7 Index	BBB+/P	199	41,000	2,276	1/17/47	200 bp — Monthly	(2,060)
	CMBX NA A.7 Index	BBB+/P	(96)	99,000	5,495	1/17/47	200 bp — Monthly	(5,552)
	CMBX NA BB.13 Index	BB-/P	10,770	112,000	9,923	12/16/72	500 bp — Monthly	956
	CMBX NA BB.13 Index	BB-/P	11,626	125,000	11,075	12/16/72	500 bp — Monthly	673
	CMBX NA BB.13 Index	BB-/P	15,433	161,000	14,265	12/16/72	500 bp — Monthly	1,325
	CMBX NA BB.13 Index	BB-/P	25,481	270,000	23,922	12/16/72	500 bp — Monthly	1,821
	CMBX NA BB.13 Index	BB-/P	25,222	275,000	24,365	12/16/72	500 bp — Monthly	1,125
	CMBX NA BB.13 Index	BB-/P	39,325	420,000	37,212	12/16/72	500 bp — Monthly	2,521
	CMBX NA BB.13 Index	BB-/P	42,735	469,000	41,553	12/16/72	500 bp — Monthly	1,638
	CMBX NA BB.13 Index	BB-/P	45,540	496,000	43,946	12/16/72	500 bp — Monthly	2,076
	CMBX NA BB.13 Index	BB-/P	48,975	509,000	45,097	12/16/72	500 bp — Monthly	4,372
	CMBX NA BB.13 Index	BB-/P	50,803	550,000	48,730	12/16/72	500 bp — Monthly	2,607
	CMBX NA BB.6 Index	B-/P	47,886	188,791	84,994	5/11/63	500 bp — Monthly	(36,923)
	CMBX NA BB.6 Index	B-/P	96,100	377,583	169,988	5/11/63	500 bp — Monthly	(73,520)
	CMBX NA BBB-.13 Index	BBB-/P	1,562	17,000	733	12/16/72	300 bp — Monthly	839
	CMBX NA BBB-.13 Index	BBB-/P	7,515	37,000	1,595	12/16/72	300 bp — Monthly	5,942
	CMBX NA BBB-.12 Index	BBB-/P	3,713	63,000	2,583	8/17/61	300 bp — Monthly	1,166
	CMBX NA BBB-.12 Index	BBB-/P	11,764	274,000	11,234	8/17/61	300 bp — Monthly	690
	CMBX NA BBB-.14 Index	BBB-/P	11,033	727,000	16,503	12/16/72	300 bp — Monthly	(5,045)
	CMBX NA BBB-.6 Index	BB-/P	81,788	309,000	81,700	5/11/63	300 bp — Monthly	166
	CMBX NA BBB-.6 Index	BB-/P	156,714	2,365,500	625,438	5/11/63	300 bp — Monthly	(467,345)
	CMBX NA BBB-.7 Index	BB/P	6,261	92,000	16,431	1/17/47	300 bp — Monthly	(10,116)
	CMBX NA BBB-.7 Index	BB/P	9,523	143,000	25,540	1/17/47	300 bp — Monthly	(15,940)

Upfront premium received			7,236,280		Unrealized appreciation			779,606

Upfront premium (paid)			(27,706)		Unrealized (depreciation)			(7,252,999)

	Total		$7,208,574				Total	$(6,473,393)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,038)	$140,000	$7,770	1/17/47	(200 bp) — Monthly	$6,678
	CMBX NA BB.10 Index	(106,808)	443,000	103,175	11/17/59	(500 bp) — Monthly	(4,064)
	CMBX NA BB.10 Index	(77,265)	303,000	70,569	11/17/59	(500 bp) — Monthly	(6,991)
	CMBX NA BB.10 Index	(13,254)	127,000	29,578	11/17/59	(500 bp) — Monthly	16,201
	CMBX NA BB.10 Index	(11,403)	104,000	24,222	11/17/59	(500 bp) — Monthly	12,717
	CMBX NA BB.11 Index	(40,509)	561,000	46,339	11/18/54	(500 bp) — Monthly	5,285
	CMBX NA BB.11 Index	(8,181)	119,000	9,829	11/18/54	(500 bp) — Monthly	1,533
	CMBX NA BB.11 Index	(7,258)	77,000	6,360	11/18/54	(500 bp) — Monthly	(973)
	CMBX NA BB.11 Index	(3,775)	74,000	6,112	11/18/54	(500 bp) — Monthly	2,266
	CMBX NA BB.11 Index	(3,839)	74,000	6,112	11/18/54	(500 bp) — Monthly	2,202
	CMBX NA BB.11 Index	(1,425)	11,000	909	11/18/54	(500 bp) — Monthly	(527)
	CMBX NA BB.8 Index	(29,923)	232,635	82,353	10/17/57	(500 bp) — Monthly	52,203
	CMBX NA BB.9 Index	(17,485)	271,000	56,422	9/17/58	(500 bp) — Monthly	38,674
	CMBX NA BB.9 Index	(12,194)	189,000	39,350	9/17/58	(500 bp) — Monthly	26,972
	CMBX NA BB.9 Index	(2,669)	68,000	14,158	9/17/58	(500 bp) — Monthly	11,422
	CMBX NA BB.9 Index	(2,465)	68,000	14,158	9/17/58	(500 bp) — Monthly	11,626
	CMBX NA BB.9 Index	(927)	23,000	4,789	9/17/58	(500 bp) — Monthly	3,839
	CMBX NA BB.9 Index	(2,168)	21,000	4,372	9/17/58	(500 bp) — Monthly	2,184
	CMBX NA BBB-.10 Index	(171,937)	1,000,000	91,000	11/17/59	(300 bp) — Monthly	(81,520)
	CMBX NA BBB-.10 Index	(50,836)	219,000	19,929	11/17/59	(300 bp) — Monthly	(31,035)
	CMBX NA BBB-.10 Index	(36,025)	151,000	13,741	11/17/59	(300 bp) — Monthly	(22,372)
	CMBX NA BBB-.10 Index	(27,941)	128,000	11,648	11/17/59	(300 bp) — Monthly	(16,368)
	CMBX NA BBB-.10 Index	(22,416)	103,000	9,373	11/17/59	(300 bp) — Monthly	(13,103)
	CMBX NA BBB-.10 Index	(11,811)	48,000	4,368	11/17/59	(300 bp) — Monthly	(7,471)
	CMBX NA BBB-.12 Index	(17,830)	259,000	10,619	8/17/61	(300 bp) — Monthly	(7,363)
	CMBX NA BBB-.10 Index	(33,154)	271,000	24,661	11/17/59	(300 bp) — Monthly	(8,651)
	CMBX NA BBB-.10 Index	(25,919)	87,000	7,917	11/17/59	(300 bp) — Monthly	(18,053)
	CMBX NA BBB-.10 Index	(6,884)	54,000	4,914	11/17/59	(300 bp) — Monthly	(2,001)
	CMBX NA BBB-.10 Index	(5,991)	47,000	4,277	11/17/59	(300 bp) — Monthly	(1,742)
	CMBX NA BBB-.11 Index	(18,545)	126,000	5,141	11/18/54	(300 bp) — Monthly	(13,478)
	CMBX NA BBB-.11 Index	(37,724)	115,000	4,692	11/18/54	(300 bp) — Monthly	(33,099)
	CMBX NA BBB-.11 Index	(16,668)	52,000	2,122	11/18/54	(300 bp) — Monthly	(14,577)
	CMBX NA BBB-.11 Index	(5,740)	39,000	1,591	11/18/54	(300 bp) — Monthly	(4,172)
	CMBX NA BBB-.12 Index	(96,979)	279,000	11,439	8/17/61	(300 bp) — Monthly	(85,702)
	CMBX NA BBB-.12 Index	(62,518)	183,000	7,503	8/17/61	(300 bp) — Monthly	(55,122)
	CMBX NA BBB-.12 Index	(20,383)	61,000	2,501	8/17/61	(300 bp) — Monthly	(17,917)
	CMBX NA BBB-.12 Index	(21,090)	60,000	2,460	8/17/61	(300 bp) — Monthly	(18,665)
	CMBX NA BBB-.12 Index	(8,458)	24,000	984	8/17/61	(300 bp) — Monthly	(7,488)
	CMBX NA BBB-.13 Index	(5,532)	73,000	3,146	12/16/72	(300 bp) — Monthly	(2,428)
	CMBX NA BBB-.8 Index	(56,811)	363,000	49,731	10/17/57	(300 bp) — Monthly	(7,291)
	CMBX NA BBB-.8 Index	(24,658)	156,000	21,372	10/17/57	(300 bp) — Monthly	(3,377)
	CMBX NA BBB-.8 Index	(24,756)	156,000	21,372	10/17/57	(300 bp) — Monthly	(3,475)
	CMBX NA BBB-.8 Index	(24,063)	154,000	21,098	10/17/57	(300 bp) — Monthly	(3,054)
	CMBX NA BBB-.8 Index	(15,171)	106,000	14,522	10/17/57	(300 bp) — Monthly	(711)
	CMBX NA BBB-.9 Index	(1,656)	7,000	570	9/17/58	(300 bp) — Monthly	(1,090)
	Credit Suisse International
	CMBX NA BB.10 Index	(31,275)	263,000	61,253	11/17/59	(500 bp) — Monthly	29,722
	CMBX NA BB.10 Index	(35,090)	263,000	61,253	11/17/59	(500 bp) — Monthly	25,907
	CMBX NA BB.10 Index	(17,278)	139,000	32,373	11/17/59	(500 bp) — Monthly	14,960
	CMBX NA BB.7 Index	(31,365)	1,720,422	774,534	5/11/63	(500 bp) — Monthly	741,493
	CMBX NA BB.9 Index	(74,483)	743,000	154,693	9/17/58	(500 bp) — Monthly	79,487
	Goldman Sachs International
	CMBX NA BB.7 Index	(24,364)	161,000	55,658	1/17/47	(500 bp) — Monthly	31,137
	CMBX NA A.6 Index	(32,595)	492,000	43,444	5/11/63	(200 bp) — Monthly	10,657
	CMBX NA BB.6 Index	(31,267)	207,186	93,275	5/11/63	(500 bp) — Monthly	61,806
	CMBX NA BB.7 Index	(391,229)	2,314,000	799,950	1/17/47	(500 bp) — Monthly	406,471
	CMBX NA BB.7 Index	(61,769)	377,000	130,329	1/17/47	(500 bp) — Monthly	68,193
	CMBX NA BB.8 Index	(96,043)	264,490	93,629	10/17/57	(500 bp) — Monthly	(2,671)
	CMBX NA BB.8 Index	(96,208)	264,490	93,629	10/17/57	(500 bp) — Monthly	(2,836)
	CMBX NA BB.8 Index	(8,837)	75,293	26,654	10/17/57	(500 bp) — Monthly	17,743
	CMBX NA BB.9 Index	(8,304)	69,000	14,366	9/17/58	(500 bp) — Monthly	5,995
	CMBX NA BB.9 Index	(8,211)	69,000	14,366	9/17/58	(500 bp) — Monthly	6,088
	CMBX NA BB.9 Index	(7,096)	68,000	14,158	9/17/58	(500 bp) — Monthly	6,995
	CMBX NA BB.9 Index	(2,136)	55,000	11,451	9/17/58	(500 bp) — Monthly	9,262
	CMBX NA BB.9 Index	(2,155)	20,000	4,164	9/17/58	(500 bp) — Monthly	1,989
	CMBX NA BBB-.10 Index	(14,654)	67,000	6,097	11/17/59	(300 bp) — Monthly	(8,596)
	CMBX NA BBB-.12 Index	(4,289)	22,000	902	8/17/61	(300 bp) — Monthly	(3,400)
	CMBX NA BBB-.13 Index	(3,713)	49,000	2,112	12/16/72	(300 bp) — Monthly	(1,696)
	CMBX NA BBB-.6 Index	(128,348)	471,000	124,532	5/11/63	(300 bp) — Monthly	(4,090)
	CMBX NA BBB-.6 Index	(22,263)	445,000	117,658	5/11/63	(300 bp) — Monthly	95,136
	CMBX NA BBB-.7 Index	(9,501)	141,000	25,183	1/17/47	(300 bp) — Monthly	15,600
	CMBX NA BBB-.7 Index	(4,210)	62,000	11,073	1/17/47	(300 bp) — Monthly	6,827
	CMBX NA BBB-.7 Index	(759)	11,000	1,965	1/17/47	(300 bp) — Monthly	1,199
	CMBX NA BBB-.7 Index	(312)	3,000	536	1/17/47	(300 bp) — Monthly	223
	CMBX NA BBB-.8 Index	(11,291)	72,000	9,864	10/17/57	(300 bp) — Monthly	(1,469)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(965,333)	1,770,000	146,202	11/18/54	(500 bp) — Monthly	(820,852)
	CMBX NA BB.8 Index	(48,571)	94,599	33,488	10/17/57	(500 bp) — Monthly	(15,175)
	CMBX NA BB.9 Index	(11,861)	24,000	4,997	9/17/58	(500 bp) — Monthly	(6,887)
	CMBX NA BBB-.10 Index	(15,668)	95,000	8,645	11/17/59	(300 bp) — Monthly	(7,078)
	CMBX NA BBB-.12 Index	(6,728)	33,000	1,353	8/17/61	(300 bp) — Monthly	(5,395)
	CMBX NA BBB-.10 Index	(50,051)	168,000	15,288	11/17/59	(300 bp) — Monthly	(34,861)
	CMBX NA BBB-.10 Index	(37,749)	134,000	12,194	11/17/59	(300 bp) — Monthly	(25,633)
	CMBX NA BBB-.11 Index	(8,160)	26,000	1,061	11/18/54	(300 bp) — Monthly	(7,115)
	CMBX NA BBB-.11 Index	(6,600)	21,000	857	11/18/54	(300 bp) — Monthly	(5,756)
	CMBX NA BBB-.12 Index	(35,622)	102,000	4,182	8/17/61	(300 bp) — Monthly	(31,499)
	CMBX NA BBB-.12 Index	(26,544)	80,000	3,280	8/17/61	(300 bp) — Monthly	(23,311)
	CMBX NA BBB-.12 Index	(2,188)	56,000	2,296	8/17/61	(300 bp) — Monthly	75
	CMBX NA BBB-.7 Index	(416,704)	1,775,000	317,015	1/17/47	(300 bp) — Monthly	(100,724)
	Merrill Lynch International
	CMBX NA BB.10 Index	(14,452)	254,000	59,157	11/17/59	(500 bp) — Monthly	44,457
	CMBX NA BB.11 Index	(76,606)	155,000	12,803	11/18/54	(500 bp) — Monthly	(63,954)
	CMBX NA BB.9 Index	(18,933)	486,000	101,185	9/17/58	(500 bp) — Monthly	81,780
	CMBX NA BBB-.10 Index	(22,967)	106,000	9,646	11/17/59	(300 bp) — Monthly	(13,383)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(78,440)	334,000	77,789	11/17/59	(500 bp) — Monthly	(976)
	CMBX NA BB.10 Index	(13,319)	127,000	29,578	11/17/59	(500 bp) — Monthly	16,135
	CMBX NA BB.11 Index	(8,839)	90,000	7,434	11/18/54	(500 bp) — Monthly	(1,492)
	CMBX NA BB.8 Index	(47,051)	129,349	45,790	10/17/57	(500 bp) — Monthly	(1,387)
	CMBX NA BB.8 Index	(28,674)	55,987	19,819	10/17/57	(500 bp) — Monthly	(8,909)
	CMBX NA BB.9 Index	(7,385)	149,000	31,022	9/17/58	(500 bp) — Monthly	23,492
	CMBX NA BB.9 Index	(16,611)	137,000	28,523	9/17/58	(500 bp) — Monthly	11,779
	CMBX NA BB.9 Index	(5,724)	93,000	19,363	9/17/58	(500 bp) — Monthly	13,548
	CMBX NA BB.9 Index	(6,536)	87,000	18,113	9/17/58	(500 bp) — Monthly	11,493
	CMBX NA BB.9 Index	(8,366)	69,000	14,366	9/17/58	(500 bp) — Monthly	5,932
	CMBX NA BB.9 Index	(1,845)	30,000	6,246	9/17/58	(500 bp) — Monthly	4,372
	CMBX NA BB.9 Index	(977)	25,000	5,205	9/17/58	(500 bp) — Monthly	4,203
	CMBX NA BB.9 Index	(324)	6,000	1,249	9/17/58	(500 bp) — Monthly	919
	CMBX NA BB.9 Index	(182)	3,000	625	9/17/58	(500 bp) — Monthly	439
	CMBX NA BBB-.8 Index	(96,295)	619,000	84,803	10/17/57	(300 bp) — Monthly	(11,853)
	CMBX NA BBB-.8 Index	(49,083)	313,000	42,881	10/17/57	(300 bp) — Monthly	(6,385)
	CMBX NA BBB-.10 Index	(68,443)	406,000	36,946	11/17/59	(300 bp) — Monthly	(33,784)
	CMBX NA BBB-.10 Index	(25,785)	109,000	9,919	11/17/59	(300 bp) — Monthly	(15,927)
	CMBX NA BBB-.10 Index	(26,573)	109,000	9,919	11/17/59	(300 bp) — Monthly	(16,718)
	CMBX NA BBB-.10 Index	(13,752)	63,000	5,733	11/17/59	(300 bp) — Monthly	(8,056)
	CMBX NA BBB-.10 Index	(12,857)	56,000	5,096	11/17/59	(300 bp) — Monthly	(7,794)
	CMBX NA BBB-.10 Index	(5,421)	25,000	2,275	11/17/59	(300 bp) — Monthly	(3,160)
	CMBX NA BBB-.10 Index	(4,757)	22,000	2,002	11/17/59	(300 bp) — Monthly	(2,768)
	CMBX NA BBB-.10 Index	(21,346)	173,000	15,743	11/17/59	(300 bp) — Monthly	(5,704)
	CMBX NA BBB-.10 Index	(11,922)	94,000	8,554	11/17/59	(300 bp) — Monthly	(3,422)
	CMBX NA BBB-.10 Index	(11,034)	87,000	7,917	11/17/59	(300 bp) — Monthly	(3,168)
	CMBX NA BBB-.11 Index	(6,242)	20,000	816	11/18/54	(300 bp) — Monthly	(5,438)
	CMBX NA BBB-.11 Index	(4,747)	15,000	612	11/18/54	(300 bp) — Monthly	(4,144)
	CMBX NA BBB-.12 Index	(1,319)	32,000	1,312	8/17/61	(300 bp) — Monthly	(26)
	CMBX NA BBB-.12 Index	(4,320)	13,000	533	8/17/61	(300 bp) — Monthly	(3,795)
	CMBX NA BBB-.13 Index	(22,865)	371,000	15,990	12/16/72	(300 bp) — Monthly	(7,091)
	CMBX NA BBB-.7 Index	(1,397)	22,000	3,929	1/17/47	(300 bp) — Monthly	2,520
	CMBX NA BBB-.8 Index	(26,192)	183,000	25,071	10/17/57	(300 bp) — Monthly	(1,228)
	CMBX NA BBB-.8 Index	(11,621)	75,000	10,275	10/17/57	(300 bp) — Monthly	(1,389)
	CMBX NA BBB-.8 Index	(9,844)	63,000	8,631	10/17/57	(300 bp) — Monthly	(1,250)

Upfront premium received		—			Unrealized appreciation		2,051,836

Upfront premium (paid)		(4,777,952)			Unrealized (depreciation)		(1,836,125)

	Total	$(4,777,952)				Total	$215,711
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2020 through July 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $463,349,774.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/21
Short-term investments
	Putnam Short Term Investment Fund**	$53,791,539	$141,929,751	$143,338,185	$44,330	$52,383,105

	Total Short-term investments	$53,791,539	$141,929,751	$143,338,185	$44,330	$52,383,105
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,062,927.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $12,433,920.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $6,024,398.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $215,656,535 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $12,419,399 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $12,433,920 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$9,450,180	$10,923,679
Collateralized loan obligations	—	22,058,354	—
Convertible bonds and notes	—	7,326,825	—
Corporate bonds and notes	—	96,348,074	—
Foreign government and agency bonds and notes	—	20,184,419	—
Mortgage-backed securities	—	196,617,496	—
Purchased options outstanding	—	65,576	—
Purchased swap options outstanding	—	7,239,012	—
Senior loans	—	34,332,625	—
U.S. government and agency mortgage obligations	—	242,580,536	—
Short-term investments	632,000	73,557,276	—

Totals by level	$632,000	$709,760,373	$10,923,679
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,976,118)	$—
Futures contracts	(1,241,439)	—	—
Written swap options outstanding	—	(10,963,500)	—
Forward premium swap option contracts	—	2,238,530	—
TBA sale commitments	—	(90,518,755)	—
Interest rate swap contracts	—	56,436	—
Total return swap contracts	—	(3,335,097)	—
Credit default contracts	—	(8,688,304)	—

Totals by level	$(1,241,439)	$(113,186,808)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of October 31, 2020	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of July 31, 2021
Asset-backed securities	$—	$—	$—	$—	$7,408,000	$—	$3,515,679	$—	$10,923,679

Totals	$—	$—	$—	$—	$7,408,000	$—	$3,515,679	$—	$10,923,679
† Transfers during the reporting period did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $— related to Level 3 securities still held at period end.

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$29,400,000
Purchased swap option contracts (contract amount)	$798,100,000
Written swap option contracts (contract amount)	$627,000,000
Futures contracts (number of contracts)	1,000
Forward currency contracts (contract amount)	$369,000,000
Centrally cleared interest rate swap contracts (notional)	$1,394,700,000
OTC total return swap contracts (notional)	$32,000,000
Centrally cleared total return swap contracts (notional)	$191,400,000
OTC credit default contracts (notional)	$94,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com